UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

Research expanding our reach

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Annual report for the year ended December 31, 2006

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	4
Feature article:
Research expanding our reach	6
Summary investment portfolio	10
Financial statements	15
Board of directors and other officers	31
What makes American Funds different?	back cover

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Please see page 5 for Class A share results with relevant sales charges deducted. Results for other share classes can be found on page 30. Please see the inside back cover for important information about other share classes.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 4.89% (4.87% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.74%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. For more complete information, please read the prospectus.

Fellow shareholders:

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The U.S. bond market posted solid returns for 2006 as the Federal Reserve paused in hiking short-term rates. For the 12 months ended December 31, 2006, The Bond Fund of America produced a total return of 5.9%, aided by careful bond selection.

The income generated by the fund’s portfolio holdings accounted for the bulk of this year’s return. Over the past 12 months, the fund paid monthly dividends totaling 65.5 cents a share. This includes a special dividend of 2.5 cents a share paid in December. Shareholders who reinvested dividends recorded an income return of 5.1%, while those who took dividends in cash earned an income return of 5.0%. In addition, the fund’s total return benefited from a modest increase in the fund’s share price, which climbed to $13.32 a share from $13.22.

The fund’s total return exceeded its primary benchmark, the unmanaged Lehman Brothers Aggregate Bond Index, which returned 4.3% for the year. Fund results were also better than its peer group benchmark, the Lipper Corporate Debt A-Rated Bond Funds Average, which gained 3.9%. Comparative results for longer time periods are shown in the table below.

Bond market overview

Interest rate expectations set the pace for the bond market, neatly dividing the year into distinct halves. During the first half of the year, rates trended higher as the Federal Reserve continued its measured increases in the federal funds rate. As a result, bond prices were generally weaker for the first six months. In August, however, the Fed paused as the economy began exhibiting signs of slower growth. With the Fed on hold during the second half of the year, rates began to decline, mainly for intermediate and longer term bonds. Lower rates led to higher bond prices in many instances, helping much of the market recover from losses logged early in the year.

One consequence of the higher short-term rates set by the Fed and the lower long-term rates levied by the market has been the relatively narrow range of current yields across the spectrum of bond maturities. This can be seen in the yield curve chart on page 2, which depicts the current yields for Treasury debt at year-end 2005 and 2006. As shown, market rates are higher year over year, but the slope of the yield curve has gone from positive (upward sloping) to inverted. In the past, an inverted yield curve has typically represented market expectations for slower economic growth and lower inflation in the months ahead.

[Begin Sidebar]
Results at a glance
(for periods ended December 31, 2006, with all distributions reinvested)

Average annual total returns
	1 year	5 years	10 years	Lifetime*

The Bond Fund of America	+5.88%	+6.35%	+6.17%	+9.13%
Lehman Brothers Aggregate Bond Index[1]	+4.33	+5.06	+6.24	+8.66
Lipper Corporate Debt A-Rated
Bond Funds Average[2]	+3.87	+4.84	+5.61	+8.61

*Since May 28, 1974.
1 The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
2 Source: Lipper. Lipper averages do not include the effects of sales charges.
[End Sidebar]

[Begin Sidebar]
Treasury yield curves

This chart depicts the current yields for Treasury debt maturing in three months to 30 years. These yields serve as a benchmark for most bonds issued in the United States. One line depicts the yields at 12/30/05, the other at 12/29/06. As shown, short-term yields rose more than long-term yields, resulting in an inverted yield curve.

[begin line chart]
	12/29/2006	12/30/2005

3 mos.	5.04	4.20
6 mos.	5.09	4.46
1 yr.	4.98	4.41
2 yrs.	4.77	4.40
3 yrs.	4.72	4.39
4 yrs.	4.66	4.38
5 yrs.	4.64	4.38
7 yrs.	4.63	4.40
8 yrs.	4.72	4.40
9 yrs.	4.73	4.40
10 yrs.	4.75	4.44
15 yrs.	4.93	4.61
20 yrs.	4.92	4.63
25 yrs.	4.87	4.57
30 yrs.	4.81	4.49
[end line chart]
Source: Bloomberg
[End Sidebar]

[Begin Sidebar]
Portfolio quality summary
(as of December 31, 2006)

[begin pie chart]
U.S. government obligations*	8.9%
Federal agencies	8.8%
AAA	22.1%
AA	6.4%
A	18.2%
BBB	18.7%
High yield†	9.1%
Equity-related securities	0.3%
Short-term securities & other assets less liabilities	7.5%
[end pie chart]

*Securities guaranteed by the full faith and credit of the U.S. government.
†Bonds rated Ba/BB or below.
[End Sidebar]

Changes in the yield environment and to market expectations favored some bond sectors more than others. During the past year, high-yield bonds flourished, posting the best returns of any sector of the bond market, closely followed by developing market debt. Both sectors benefited from strong investor demand for higher yielding investments. Securitized debt such as asset-backed bonds and mortgages also did well. In contrast, U.S. Treasuries fared less well than sectors that offered more yield. Maturities also made a difference, as intermediate-term bonds generally posted better results than did long-term debt.

How the fund responded

The Bond Fund of America has holdings in every major sector of the bond market. Each holding is selected for its own merits, however, not for its sector representation. This individuated focus on bond selection has helped the fund produce strong results for the past year and an impressive track record over longer time periods.

Careful research is a vital component of our selection process. Throughout the year, our investment analysts identified specific bonds and areas of the market that they believed offered attractive opportunities for our shareholders. Among these were investments in autos, airlines, mortgages and hybrid securities. Of these, our airline and auto-related holdings provided some of the fund’s strongest gains for the year. To learn more about our research focus and the nuances of these investments, we invite you to read our feature article, “Research expanding our reach,” beginning on page 6.

Our research efforts have also identified attractive opportunities outside the United States. These include investments in the bonds of developing countries, many of which posted solid gains for the year, despite a brief period of weakness late in the first half.

Overall, the number of individual securities held in the fund’s portfolio topped 1,900 at the close of the year. While assets grew by 22%, the mix of securities was little changed from a year ago. The pie chart on page 2 provides a snapshot of the portfolio’s solid investment-grade profile. Similarly, the chart atop the summary investment portfolio on page 10 shows the various market sectors represented in the portfolio. Together, these charts help convey the broad diversification of the fund’s holdings.

Looking ahead

The increase in net assets in 2006 marks the sixth consecutive year of double-digit asset growth for the fund. We believe this pattern signifies a growing recognition among investors of the importance of fixed income in a well-diversified investment portfolio. Additionally, we take this opportunity to welcome new shareholders to our family.

The outlook for bonds in the year ahead remains tethered to the interest rate environment and prospects for continued economic growth. We are encouraged by the pace of economic growth evidenced in recent months. Nonetheless, we are always on the lookout for developments that might weaken the value of portfolio holdings and take appropriate steps to help mitigate the effects of adverse events. We fully recognize the important contributions that bonds provide to investor portfolios, and this compels us to invest with caution and prudence at all times.

As always, we appreciate your confidence and support. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

February 8, 2007

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has grown

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Bond Fund of America has done demonstrably better than its relevant benchmarks.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2006)*

	1 year	5 years	10 years

Class A shares	+1.87%	+5.54%	+5.76%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 23 to 24 for details.

[begin mountain chart]
Year ended Dec 31	BFA with dividends reinvested[3]	Lehman Brothers Aggregate Bond Index[4]	Consumer Price Index (inflation)[5]

5/28/74	$9,625	$10,000	$10,000
1974	9,988	10,318	10,679
1975	11,254	11,587	11,420
1976	13,293	13,395	11,975
1977	13,977	13,802	12,778
1978	14,261	13,994	13,930
1979	14,710	14,264	15,782
1980	15,230	14,650	17,757
1981	16,242	15,565	19,342
1982	21,586	20,643	20,082
1983	23,628	22,368	20,844
1984	26,450	25,756	21,667
1985	33,488	31,449	22,490
1986	38,568	36,250	22,737
1987	39,324	37,248	23,745
1988	43,533	40,186	24,794
1989	47,942	46,025	25,947
1990	49,509	50,149	27,531
1991	59,927	58,174	28,374
1992	66,722	62,480	29,198
1993	76,155	68,571	30,000
1994	72,335	66,572	30,802
1995	85,536	78,870	31,584
1996	91,274	81,733	32,634
1997	99,709	89,624	33,189
1998	104,863	97,409	33,724
1999	107,265	96,609	34,630
2000	113,906	107,841	35,802
2001	122,051	116,946	36,358
2002	129,514	128,939	37,222
2003	145,335	134,231	37,922
2004	153,837	140,055	39,156
2005	156,815	143,457	40,494
2006	166,032	149,674	41,523
[end mountain chart]

Year ended
December 31	1974[6]	1975	1976	1977	1978	1979	1980

Total value
Dividends reinvested	$418	907	1,020	1,126	1,211	1,401	1,724
Value at year-end	$9,988	11,254	13,293	13,977	14,261	14,710	15,230
BFA’s total return	(0.1)%	12.7	18.1	5.1	2.0	3.1	3.5

Year ended
December 31	1981	1982	1983	1984	1985	1986	1987

Total value
Dividends reinvested	2,118	2,434	2,556	2,869	3,227	3,604	3,787
Value at year-end	16,242	21,586	23,628	26,450	33,488	38,568	39,324
BFA’s total return	6.6	32.9	9.5	11.9	26.6	15.2	2.0

Year ended
December 31	1988	1989	1990	1991	1992	1993	1994

Total value
Dividends reinvested	3,953	4,471	4,699	4,909	5,275	5,325	5,733
Value at year-end	43,533	47,942	49,509	59,927	66,722	76,155	72,335
BFA’s total return	10.7	10.1	3.3	21.0	11.3	14.1	(5.0)

Year ended
December 31	1995	1996	1997	1998	1999	2000	2001

Total value
Dividends reinvested	6,178	6,473	6,704	7,007	7,398	8,190	8,228
Value at year-end	85,536	91,274	99,709	104,863	107,265	113,906	122,051
BFA’s total return	18.2	6.7	9.2	5.2	2.3	6.2	7.2

Year ended
December 31	2002	2003	2004	2005	2006

Total value
Dividends reinvested	8,189	7,370	6,913	7,924	7,949
Value at year-end	129,514	145,335	153,837	156,815	166,032
BFA’s total return	6.1	12.2	5.8	1.9	5.9

Average annual total return for fund’s lifetime: 9.00%3

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
3 Includes reinvested dividends of $151,292 and reinvested capital gain distributions of $4,573.
4 From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. Since January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used. These indexes are unmanaged and do not reflect sales charges, commissions or expenses.
5 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6 For the period May 28, 1974 (when fund operations began), through December 31, 1974.
The results shown are before taxes on fund distributions and sale of fund shares.

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Research expanding our reach

Access to the bond market can be difficult and frustrating, sometimes even for investment professionals. The enormous variety of issues available today can be daunting, as can be the terms and provisions of individual securities. Much of the difficulty stems from the increasing complexity of debt securities, as more and more bonds are tailored to the specific needs of issuers and buyers. The result is a spectrum of debt instruments that exceeds the grasp of the average investor.

The Bond Fund of America simplifies the investing process for individuals by offering easy access to a highly diversified portfolio of debt securities. The fund’s reach extends to every sector of the U.S. bond market and beyond its borders to include a handful of non-U.S. issuers. This extraordinary variety is made possible by the extensive research efforts of the fund’s fixed-income analysts, portfolio counselors and other dedicated professionals who rigorously monitor the market forces and trends that influence bond prices, as well as the minute details of individual issues and their issuers. This multilayered approach to research helps the fund choose securities that we believe offer the best long-term value for our shareholders.

On the following pages, we take a closer look at three sub-sectors of the bond market — airline bonds, commercial mortgage-backed securities and hybrid securities — that have recently provided attractive investment opportunities for the fund. These niche markets contain relatively sophisticated financings that require in-depth research to adequately assess the potential risks and rewards for investors. We hope that these three focuses give you a better understanding of the people, the process, the skills and the dedication that go into building the fund’s portfolio. With that insight, we also hope that you gain a better appreciation for the fund and how it can contribute to your long-term investment plans.

[Begin Photo Caption]
[photo of Tara Torrens]
Tara Torrens
[End Photo Caption]

High-yield airlines

The high-yield sector has delivered some of the best bond market returns in recent years, and select holdings have made important contributions to fund results. Airline bonds, in particular, have contributed to this year’s gains, despite ongoing industry troubles. Thorough research is a must before investing in any of these securities, because the sector’s higher return potential is also laden with higher risks.

Tara Torrens is one of our fixed-income analysts who covers the airline industry. Her research and expertise have helped the fund benefit from an industry that is both on the mend and under pressure. Essential to her research recommendations is a comprehensive understanding of the airline business and the various classes of debt available.

“The airline industry was dealt a crippling blow by the 2001 recession and the events of 9/11,” explains Tara. “More recently, its recovery has been stymied by rising fuel and security costs, intense competition and difficult labor relations. As a result, several major airlines have been forced into bankruptcy protection.” Despite these obstacles, Tara saw reasons for cautious optimism. “From a cyclical perspective, airline revenues and profits were steadily improving, while pending and proposed mergers among carriers pointed to likely structural improvements in the industry.” On balance, Tara felt the positives outweighed the negatives, and the fund began increasing its exposure to airline bonds in late 2005, focusing primarily on classes of debt most likely to hold their value through the inevitable turbulence ahead.

Airline bonds fall into two major categories: unsecured debt and collateralized bonds. The latter are typically issued as equipment trust certificates (ETCs) or enhanced equipment trust certificates (EETCs); these constitute the lion’s share of the fund’s holdings in airline bonds. Both ETCs and EETCs are secured by specific airplanes, as well as airline leases on these planes. A typical EETC bond will have about 30 leased airplanes securing the debt. The leases afford some measure of protection against default, because as long as the airline continues to lease the plane, cash flow from the leases are passed along to bondholders. In a worst-case scenario, the lease is vacated and bondholders take possession of the airplane.

Of course, no bondholder wants to have a plane delivered to the front door in lieu of payments. To avert that scenario, Tara carefully evaluates the quality of the collateral securing these bonds. This involves several tiers of analysis ranging from fundamental credit and business assessments of each carrier, to the age and make of each plane securing the bond, to the use of the plane in the carrier’s overall service territory. Tara explains, “A newer plane leased by a major airline to serve its vital routes is far less likely to be vacated than an older plane that serves the less-trafficked routes of a struggling airline.”

Tara’s understanding of airlines, aircraft and the industry’s business cycles allowed the fund to take advantage of a high-risk segment of the bond market in a reasonable and measured fashion. Though airlines are only a small portion of the high-yield market and account for only 2.3% of the fund’s holdings, they help illustrate how in-depth research can afford access to niche markets, helping to bolster diversification and enhance returns for our shareholders.

[Begin Sidebar]
[begin bar chart]
Airlines’ operating profits
Year	$	billions

1999		8.34
2000		7.00
2001		-10.33
2002		-8.57
2003		-2.11
2004		-1.49
2005		0.30
2006*		2.60
* Estimated
Source: Air Transport Association (1999-2005) and Capital Research and Management Company estimate.
[end bar chart]
[End Sidebar]

[Begin Photo Caption]
[photo of Mark Macdonald]
Mark Macdonald
[End Photo Caption]

Commercial mortgages — the other real estate

Mortgage-backed securities are the largest sector of the U.S. bond market and one of the fastest growing. Federal agency mortgages have been key holdings in The Bond Fund of America for decades. The vast majority of those bonds were created from pools of residential mortgages. More recently, the fund has broadened its exposure with investments in commercial mortgage-backed securities (CMBS) — a burgeoning sub-sector of the mortgage market that barely existed 10 years ago.

Like their residential counterparts, CMBS are created by pooling mortgages in a package to form a collateralized security. “These may be loans on office buildings, hotels, shopping centers or apartment complexes,” explains portfolio counselor and CMBS specialist Mark Macdonald. “By creating securities from these commercial loan pools, banks and other financial institutions are able to free up capital and better manage loan exposure in order to expand their lending activities.” Unlike federal agency mortgages, CMBS are typically issued by investment banks, commercial banks or finance companies, and are not guaranteed. Mark adds, “CMBS tend to offer higher yields, but are also more complicated than most agency-backed mortgages. This means a potential investor must first carefully analyze the structure of each security, as well as the contents of the loan pool, before purchasing bonds.”

Most CMBS are structured in tiers (called classes), which distribute the risks inherent in the bonds in rank order to various layers of debt. The senior classes are the highest rated (typically AAA) and offer the greatest protection against investment risks arising from losses in the loan pool. As a result, senior classes carry a lower yield than other tiers. The reverse is true for the subordinated classes, the junior tiers of these securities. The most subordinate classes typically absorb losses from the underlying loans, but are awarded a higher yield to assume that risk. “The tiered structure of these securities provides considerable credit enhancement,” explains Mark, “especially for buyers of the senior classes, which is where we tend to find the best opportunities for the fund.”

Assessing the structure of these securities is but one aspect of the research required. Our analysts must also thoroughly evaluate the underlying collateral. The individual mortgages that constitute CMBS loan pools reflect the broad diversity of today’s mortgage market: some may have a 30-year maturity, others allow for a 10-year balloon payment; some have a floating rate, others are fixed. Mark points out, “The particular terms of the underlying mortgages can have a significant effect on the projected cash flow of the bond, as can the concentration or diversification of mortgages.”

Evaluating the collateral also extends to the buildings in question. Where are they located? Who are the tenants? What type of property is involved? Each particular must be assessed to develop a complete picture of the potential risks involved and the relative value of the security.

“All CMBS require various layers of investigation,” notes Mark. “We are fortunate that we can utilize the expertise of our equity counterparts to help us evaluate the credit strength of property owners and users. We also rely on the insights of our proprietary trading team to help determine the relative value of these bonds. By doing our homework and incorporating the perspectives of fellow associates, we have been able to find attractive investments for our shareholders from this thriving segment of the mortgage market.”

[Begin Sidebar]
[begin bar chart]
Commercial mortgages outstanding
Year	$	billions

1997		0.84
1998		0.92
1999		1.06
2000		1.17
2001		1.28
2002		1.38
2003		1.51
2004		1.68
2005		1.94
2006*		2.06

*As of September 2006
Source: Federal Reserve Bulletin
[end bar chart]
[End Sidebar]

[Begin Photo Caption]
[photo of Louise Moriarty]
Louise Moriarty
[End Photo Caption]

Hybrid capital — a new layer of complexity

Innovation has been a driver of growth in the bond market over the past two decades. This has been evident in structured securities, such as CMBS and asset-backed bonds, but also among more traditional bond issuers. Banks and other financial institutions are perennial issuers of debt, which they use to fund ongoing operations and acquisitions and to maintain healthy capital reserves. Banks are also highly credit conscious; most are rated A, or better, and strive to uphold solid investment-grade ratings. For these frequent issuers, innovative financings such as hybrids afford them an opportunity to reduce their overall cost of capital and at the same time remain in good standing with both the regulators and the rating agencies.

“Today’s hybrid capital is a new twist on an older form of bank hybrid capital — trust preferred securities,” explains Louise Moriarty, our U.S. bank analyst. “In current form, hybrid securities are deeply subordinated bonds with long final maturity dates and coupon payments that may be deferred. It is these characteristics that have given the rating and regulatory agencies reason to consider them as partial alternatives to common equity. This has allowed companies to more efficiently manage their capital structures [their layers of debt and equity] by replacing some of their more costly common equity with hybrid securities.”

Yet, each issuer is different and all hybrid structures are not alike. “We need to take a close look at each issue,” cautions Louise, “to examine the features and fully understand how they fit into the overall capital structure of the issuing company and how they compare to other issues in the marketplace.”

Hybrid securities come with many variations. They typically have either very long final maturities (up to 60 years) or no fixed maturity (perpetuals). Most have call features, however, that allow them to be redeemed at a future date, which can range from 5 to 30 years from issuance. While call provisions vary among issues, nearly all hybrids trade relative to an expected call date. These complexities can make hybrids difficult to evaluate and may pose risks for unsuspecting buyers.

Nonetheless, hybrids remain an attractive option for issuers and informed buyers. “The advantage to investors is the relatively high yield these securities offer for mainly high-quality companies,” observes Louise. “Yet, investors must be mindful of their deeply subordinated position and the complexity of the issue’s structure. We examine the financial strength of each issuer carefully, as well as the specific terms of the hybrid issue, to fully understand the potential risks. We only buy hybrids from well-managed companies with solid credit metrics and a demonstrated ability to weather weak business cycles. Both U.S. and non-U.S. banks as well as insurance companies have been active issuers of hybrids, presenting us with many attractive opportunities.”

Hybrid securities have grown in popularity because of their attractive yields. Additionally, many trust preferred securities issued in the mid-1990s are now eligible to be called. This new generation of securities attests to the adage that everything old is new again — but with a twist. They also underscore the need for scrupulous research when investing in today’s bond market. With its deep bench of experience and research talent, The Bond Fund of America has been able to access these niche areas of the market and harness innovations for the benefit of its shareholders.

[Begin Sidebar]
[begin bar chart]
Growth of U.S. hybrid security issuance
Year	$	billions

2001		28.3
2002		22.2
2003		30.3
2004		36.5
2005		42.5
2006		69.6

Source: Lehman Brothers, Hybrid Capital Advisor, December 19, 2006 (updated January 2007).
[end bar chart]
[End Sidebar]

Summary investment portfolio, December 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Corporate bonds & notes	43.5
Mortgage-backed obligations	20.4
U.S. government & government agency bonds & notes	10.9
Non-U.S. government & government agency bonds & notes	6.6
Asset-backed obligations	6.0
Preferred securities	3.8
Municipals	0.6
Convertible securities	0.4
Common stocks & warrants	0.3
Short-term securities & other assets less liabilities	7.5
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 88.08%	(000)	(000)	assets

Corporate bonds & notes - 43.51%
Financials - 19.00%
General Motors Acceptance Corp.:
7.569% 2014 (1)	$75,000	$78,576
5.85%-7.75% 2007-2014 (1)	149,435	154,095
Residential Capital Corp.:
6.375% 2010	78,250	79,222
6.00%-7.204% 2009-2015 (1) (2)	85,780	86,913	1.42%
International Lease Finance Corp. 3.125%-5.875% 2007-2013	152,565	151,361
American General Finance Corp. 5.40%-5.85% 2011-2016 (1)	82,500	83,084
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	44,975	45,766
AIG SunAmerica Global Financing VII 5.85% 2008 (2)	24,250	24,451
American International Group, Inc. 6.25% 2036	8,750	9,329
ASIF Global Financing XVIII 3.85% 2007 (2)	5,785	5,709
ASIF Global Financing XXVIII 5.41% 2007 (1) (2)	2,000	2,001	1.15
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	89,500	88,787
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2)	74,800	75,514
Washington Mutual, Inc. 4.375%-5.95% 2008-2017 (1)	85,735	85,190
Washington Mutual Bank 5.795% 2013 (1)	35,000	35,045	1.02
Ford Motor Credit Co.:
4.875% 2007	€13,950	18,407
9.75% 2010 (2)	$94,500	100,608
7.20%-10.61% 2007-2012 (1) (2)	116,925	121,371.86
Household Finance Corp. 4.125%-7.875% 2007-2011	109,000	110,334
HSBC Finance Corp. 4.625%-5.724% 2010-2015 (1)	78,230	77,507
Midland Bank 5.688% Eurodollar note (undated) (1)	15,000	13,013
HSBC Bank USA 4.625% 2014 (2)	6,550	6,253
HSBC Holdings PLC 6.50% 2036	1,950	2,105.75
Sumitomo Mitsui Banking Corp. 6.078% (undated) (1) (2)	99,800	99,396.35
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	76,250	77,442.28
HBOS PLC, Series B, 5.92% (undated) (1) (2)	76,400	75,071.27
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,661
Wachovia Corp. 5.30%-5.625% 2011-2016	12,000	12,077.16
Other securities		3,569,321	12.74
		5,321,609	19.00

Consumer discretionary - 5.61%
Ford Capital BV 9.50% 2010	5,543	5,543.02
Other securities		1,564,862	5.59
		1,570,405	5.61

Industrials - 4.74%
Northwest Airlines, Inc., Term Loan A, 7.116% 2018 (1) (3)	75,150	75,150.27
Other securities		1,252,622	4.47
		1,327,772	4.74

Telecommunication services - 4.51%
Nextel Communications, Inc.:
Series E, 6.875% 2013	109,480	110,723
Series D, 7.375% 2015	98,705	101,312.76
AT&T Wireless Services, Inc. 8.125% 2012	87,630	98,715.35
France Télécom 7.75% 2011 (1)	85,050	92,725.33
Other securities		860,804	3.07
		1,264,279	4.51

Utilities - 2.61%
Other securities		731,125	2.61

Energy - 2.57%
Energy Transfer Partners, LP 5.95% 2015	72,670	73,198.26
Other securities		646,817	2.31
		720,015	2.57

Other corporate bonds & notes - 4.47%
Other securities		1,251,880	4.47

Mortgage-backed obligations (3) - 20.37%
Fannie Mae:
5.50% 2035	79,710	78,888
5.50% 2036	79,036	78,123
0%-12.046% 2009-2042 (1)	934,533	929,530	3.88
Freddie Mac:
6.00% 2036	308,540	310,805
0%-11.00% 2007-2036 (1)	472,600	459,178	2.75
CS First Boston Mortgage Securities Corp. 0%-7.791% 2018-2041 (1) (2)	452,947	442,641	1.58
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A-8, 5.50% 2035	87,742	87,613
4.75%-6.00% 2019-2036 (1)	313,552	311,775	1.43
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	89,923.32
Other securities		2,916,322	10.41
		5,704,798	20.37

U.S. government & government agency bonds & notes - 10.93%
U.S. Treasury:
3.625% 2007	96,945	96,301
6.25% 2007	143,385	143,597
3.50% 2011 (4)	81,206	84,546
4.50% 2011	108,000	107,055
3.625% 2013	100,000	94,250
4.25% 2013	793,650	773,936
11.25% 2015	90,000	129,333
4.50% 2016	146,495	144,207
8.875% 2017	80,000	107,050
6.875% 2025	129,700	160,544
4.50% 2036	76,975	73,235
0%-12.00% 2007-2032 (4) (5)	519,234	510,808	8.66
Fannie Mae:
4.25% 2007	210,731	209,610
5.25% 2007	103,500	103,485
4.75%-5.25% 2007-2012	115,210	115,287	1.53
Federal Home Loan Bank 3.70%-5.625% 2007-2016	77,830	77,900.28
Freddie Mac 4.125%-6.25% 2009-2012	73,250	72,627.26
Other securities		55,992.20
		3,059,763	10.93

Non-U.S. government & government agency bonds & notes - 6.63%
Israeli Government 7.50% 2014	ILS539,902	141,977.51
Polish Government 5.75% 2010	PLN259,820	91,990.33
Japanese Government 0.50% 2007	¥10,511,900	88,346.32
Korean Government 5.25% 2015	KRW72,471,970	79,117.28
Canadian Government 4.25% 2026 (4)	C$64,829	78,733.28
German Government 4.50% 2009	€55,000	73,570.26
Other securities		1,302,364	4.65
		1,856,097	6.63

Asset-backed obligations - 6.02%
Other securities		1,686,937	6.02

Municipals - 0.62%
Other securities		174,950.62

Total bonds & notes (cost: $24,331,753,000)		24,669,630	88.08

Convertible securities - 0.37%

Other - 0.32%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	228,100	7,801.03
Other securities		81,952.29
		89,753.32

Miscellaneous - 0.05%
Other convertible securities in initial period of acquisition		12,640.05

Total convertible securities (cost: $89,079,000)		102,393.37

		Market	Percent
		value	of net
Preferred securities - 3.75%	Shares	(000)	assets

Financials - 3.71%
HSBC Capital Funding LP:
Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	85,750,000	96,683
Series 2, 10.176% noncumulative step-up perpetual preferred (1) (2)	25,000,000	37,044
8.03% noncumulative preferred (1)	20,000,000	30,750.59
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	121,238,000	128,522.46
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (1)	105,720,000	107,570.38
Fannie Mae:
Series O, 7.00% preferred (1) (2)	900,000	48,206
Series E, 5.10% preferred	150,000	6,787.20
Wachovia Capital Trust III 5.80% preferred (1)	45,000,000	45,413.16
Freddie Mac, Series U, 5.90% preferred	500,000	13,075.05
Other securities		526,533	1.87
		1,040,583	3.71

Other - 0.00%
Other securities		475.00

Miscellaneous - 0.04%
Other preferred securities in initial period of acquisition		9,987.04

Total preferred securities (cost: $973,016,000)		1,051,045	3.75

Common stocks - 0.32%

Other - 0.31%
Other securities		85,359.31

Miscellaneous - 0.01%
Other common stocks in initial period of acquisition		2,615.01

Total common stocks (cost: $53,405,000)		87,974.32

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		18.00

Total warrants (cost: $143,000)		18.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 6.44%	(000)	(000)	assets

Federal Home Loan Bank 5.15%-5.195% due 1/10-3/28/2007	$231,900	$230,678.82%
Variable Funding Capital Corp. 5.24%-5.27% due 1/5-1/16/2007 (2)	214,900	214,615.77
Abbott Laboratories 5.20%-5.24% due 1/16-3/15/2007 (2) (5)	154,000	152,978.55
Hewlett-Packard Co. 5.28%-5.29% due 2/6-2/9/2007 (2)	148,500	147,658.53
Clipper Receivables Co., LLC 5.24%-5.28% due 1/23-2/5/2007 (2)	145,800	145,218.52
Three Pillars Funding, LLC 5.27%-5.32% due 1/16-3/19/2007 (2) (5)	145,522	144,779.52
CAFCO, LLC 5.24%-5.25% due 1/16-1/19/2007 (2)	90,800	90,569
Ciesco LLC 5.25% due 1/30/2007 (2)	50,000	49,783.50
Procter & Gamble International Funding S.C.A. 5.23%-5.26% due 1/8-2/9/2007 (2)	120,400	120,056.43
CIT Group, Inc. 5.25%-5.26% due 1/24-2/23/2007 (2) (5)	100,200	99,684.35
HSBC Finance Corp. 5.23% due 1/12/2007	63,000	62,890.22
American General Finance Corp. 5.22% due 1/4/2007	50,000	49,971.18
FCAR Owner Trust I 5.27% due 1/9/2007	50,000	49,934.18
Other securities		245,472.87

Total short-term securities (cost: $1,804,217,000)		1,804,285	6.44

Total investment securities (cost: $27,251,613,000)		27,715,345	98.96
Other assets less liabilities		292,455	1.04

Net assets		$28,007,800	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$3,850
ZiLOG, Inc. - MOD III Inc., units	1,447	-	1,447	-	-	-
Clarent Hospital Corp. (6) (7)	331,291	-	-	331,291	-	83
					-	$3,933

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $6,559,882,000, which represented 23.42% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Security did not produce income during the last 12 months.
(7) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $24,582,000.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2006	(dollars and shares in thousands, except per-share amounts		)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $27,235,506)	$27,711,412
Affiliated issuers (cost: $16,107)	3,933	$27,715,345
Cash		21,328
Receivables for:
Sales of investments	84,267
Sales of fund's shares	98,512
Open forward currency contracts	29
Dividends and interest	325,994	508,802
		28,245,475
Liabilities:
Payables for:
Purchases of investments	149,373
Repurchases of fund's shares	68,536
Open forward currency contracts	55
Closed forward currency contracts	2,444
Investment advisory services	5,185
Services provided by affiliates	11,024
Deferred directors' compensation	467
Other	591	237,675
Net assets at December 31, 2006		$28,007,800

Net assets consist of:
Capital paid in on shares of capital stock		$28,074,131
Undistributed net investment income		9,082
Accumulated net realized loss		(540,592)
Net unrealized appreciation		465,179
Net assets at December 31, 2006		$28,007,800

Total authorized capital stock - 5,000,000 shares, $.001 par value (2,103,404 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$20,670,101	1,552,338	$13.32
Class B	1,458,357	109,524	13.32
Class C	1,847,118	138,720	13.32
Class F	1,610,750	120,969	13.32
Class 529-A	387,879	29,130	13.32
Class 529-B	68,588	5,151	13.32
Class 529-C	169,734	12,747	13.32
Class 529-E	21,000	1,577	13.32
Class 529-F	14,523	1,091	13.32
Class R-1	29,193	2,192	13.32
Class R-2	499,561	37,517	13.32
Class R-3	570,174	42,820	13.32
Class R-4	324,874	24,398	13.32
Class R-5	335,948	25,230	13.32
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.84 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2006	(dollars in thousands	)

Investment income:
Income:
Interest (net of non-U.S. taxes of $594)	$1,397,817
Dividends	22,223	$1,420,040

Fees and expenses(*):
Investment advisory services	62,421
Distribution services	89,142
Transfer agent services	24,571
Administrative services	9,569
Reports to shareholders	872
Registration statement and prospectus	1,232
Postage, stationery and supplies	2,513
Directors' compensation	192
Auditing and legal	136
Custodian	1,253
State and local taxes	184
Other	274
Total fees and expenses before reimbursements/waivers	192,359
Less reimbursements/waivers of fees and expenses:
Investment advisory services	6,242
Administrative services	993
Total fees and expenses after reimbursements/waivers		185,124
Net investment income		1,234,916

Net realized loss and unrealized appreciation on investments and non-U.S. currency:
Net realized loss on:
Investments (including $791 net loss from affiliate)	(40,050)
Non-U.S. currency transactions	(47,624)	(87,674)
Net unrealized appreciation (depreciation) on:
Investments	265,200
Non-U.S. currency translations	(855)	264,345
Net realized loss and unrealized appreciation on investments and non-U.S. currency		176,671
Net increase in net assets resulting from operations		$1,411,587

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands	)

	Year ended December 31
	2006	2005
Operations:
Net investment income	$1,234,916	$965,151
Net realized (loss) gain on investments and non-U.S. currency transactions	(87,674)	193,485
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	264,345	(753,973)
Net increase in net assets resulting from operations	1,411,587	404,663

Dividends paid to shareholders from net investment income	(1,214,994)	(1,081,144)

Capital share transactions	4,835,584	3,822,696

Total increase in net assets	5,032,177	3,146,215

Net assets:
Beginning of year	22,975,623	19,829,408
End of year (including undistributed net investment income: $9,082 and $13,350, respectively)	$28,007,800	$22,975,623

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions - The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2006, non-U.S. taxes paid on unrealized gains were $29,000. As of December 31, 2006, there were no non-U.S. taxes provided on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2006, the fund reclassified $24,173,000 from undistributed net investment income to accumulated net realized loss and $17,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

	(dollars in thousands)
Undistributed ordinary income		$19,605
Capital loss carryforwards*:
Expiring 2010	$(183,032)
Expiring 2011	(243,982)
Expiring 2014	(69,196)	(496,210)
Gross unrealized appreciation on investment securities		631,724
Gross unrealized depreciation on investment securities		(221,776)
Net unrealized appreciation on investment securities		409,948
Cost of investment securities		27,305,397
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

	Year ended December 31
Share class	2006	2005
Class A	$941,317	$867,764
Class B	59,893	61,634
Class C	66,720	55,743
Class F	55,145	33,288
Class 529-A	16,173	11,711
Class 529-B	2,569	2,278
Class 529-C	5,889	4,413
Class 529-E	840	618
Class 529-F	550	295
Class R-1	943	629
Class R-2	17,973	13,142
Class R-3	21,268	14,060
Class R-4	12,290	7,048
Class R-5	13,424	8,521
Total	$1,214,994	$1,081,144

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2006, CRMC reduced investment advisory service rates to a proposed rate that would continue the series of rates to include an additional annual rate of 0.115% on daily net assets in excess of $28 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended December 31, 2006, total investment advisory services fees waived by CRMC were $6,242,000. As a result, the fee shown on the accompanying financial statements of $62,421,000, which was equivalent to an annualized rate of 0.250%, was reduced to $56,179,000, or 0.225% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2006, unreimbursed expenses subject to reimbursement totaled $7,759,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2006, the total administrative services fees paid by CRMC were $8,000 and $985,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$47,213	$22,923	Not applicable	Not applicable	Not applicable
Class B	14,221	1,648	Not applicable	Not applicable	Not applicable
Class C	15,929	Included in administrative services	$2,143	$488	Not applicable
Class F	2,712		903	264	Not applicable
Class 529-A	622		285	74	$325
Class 529-B	625		55	35	62
Class 529-C	1,417		124	61	141
Class 529-E	90		16	4	18
Class 529-F	-		9	2	11
Class R-1	221		28	20	Not applicable
Class R-2	3,194		622	2,118	Not applicable
Class R-3	2,287		645	486	Not applicable
Class R-4	611		351	22	Not applicable
Class R-5	Not applicable		247	10	Not applicable
Total	$89,142	$24,571	$5,428	$3,584	$557

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $192,000, shown on the accompanying financial statements, includes $122,000 in current fees (either paid in cash or deferred) and a net increase of $70,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2006
Class A	$5,447,659	413,075	$828,398	62,824	$(3,488,816)	(264,831)	$2,787,241	211,068
Class B	211,762	16,071	50,434	3,825	(228,925)	(17,385)	33,271	2,511
Class C	676,419	51,255	56,789	4,305	(327,868)	(24,894)	405,340	30,666
Class F	981,606	74,277	44,262	3,353	(228,643)	(17,352)	797,225	60,278
Class 529-A	124,278	9,418	16,139	1,224	(28,777)	(2,183)	111,640	8,459
Class 529-B	11,920	903	2,563	195	(4,252)	(323)	10,231	775
Class 529-C	58,933	4,463	5,874	445	(17,057)	(1,294)	47,750	3,614
Class 529-E	6,627	502	837	64	(1,969)	(149)	5,495	417
Class 529-F	7,487	568	549	42	(945)	(72)	7,091	538
Class R-1	16,185	1,224	931	71	(5,750)	(436)	11,366	859
Class R-2	228,880	17,369	17,884	1,355	(102,796)	(7,797)	143,968	10,927
Class R-3	295,955	22,433	21,159	1,604	(112,658)	(8,548)	204,456	15,489
Class R-4	187,503	14,206	12,269	929	(58,770)	(4,461)	141,002	10,674
Class R-5	171,087	12,937	11,226	851	(52,805)	(3,994)	129,508	9,794
Total net increase
(decrease)	$8,426,301	638,701	$1,069,314	81,087	$(4,660,031)	(353,719)	$4,835,584	366,069

Year ended December 31, 2005
Class A	$4,739,784	353,095	$753,982	56,328	$(3,046,419)	(227,453)	$2,447,347	181,970
Class B	210,741	15,691	51,049	3,814	(196,388)	(14,642)	65,402	4,863
Class C	539,360	40,179	46,353	3,465	(239,621)	(17,876)	346,092	25,768
Class F	439,809	32,789	26,293	1,966	(129,966)	(9,713)	336,136	25,042
Class 529-A	99,048	7,386	11,692	874	(17,655)	(1,317)	93,085	6,943
Class 529-B	11,021	821	2,274	170	(3,178)	(237)	10,117	754
Class 529-C	43,687	3,257	4,404	330	(10,279)	(767)	37,812	2,820
Class 529-E	5,516	411	616	46	(1,102)	(82)	5,030	375
Class 529-F	3,351	250	295	22	(383)	(28)	3,263	244
Class R-1	10,761	802	627	46	(3,762)	(281)	7,626	567
Class R-2	185,712	13,833	13,048	976	(75,678)	(5,646)	123,082	9,163
Class R-3	211,778	15,775	14,002	1,047	(68,049)	(5,080)	157,731	11,742
Class R-4	130,864	9,741	7,037	526	(29,203)	(2,180)	108,698	8,087
Class R-5	121,222	9,076	5,937	444	(45,884)	(3,422)	81,275	6,098
Total net increase
(decrease)	$6,752,654	503,106	$937,609	70,054	$(3,867,567)	(288,724)	$3,822,696	284,436

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of December 31, 2006, the fund had open forward currency contracts to sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at December 31, 2006

Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation))

Sales:

British pounds expiring3/22/2007	£1,070	2,102	2,096	$6
Euros expiring1/12 to 3/20/2007	€9,302	$12,282	$12,314	(32)

Forward currency contracts		$14,384	$14,410	$(26)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $15,964,863,000 and $12,214,952,000, respectively, during the year ended December 31, 2006.

Financial highlights(1)

		Income from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 12/31/2006	$13.22	$.67	$.09	$.76	$(.66)	$13.32	5.88%	$20,670			.65%		.62%		5.07%
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738			.65		.62		4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822			.65		.65		4.54
Year ended 12/31/2003	12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991			.67		.67		5.15
Year ended 12/31/2002	12.79	.82	(.08)	.74	(.83)	12.70	6.11	12,600			.71		.71		6.59
Class B:
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458			1.40		1.37		4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415			1.38		1.36		3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394			1.39		1.38		3.80
Year ended 12/31/2003	12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274			1.41		1.41		4.37
Year ended 12/31/2002	12.79	.72	(.08)	.64	(.73)	12.70	5.28	939			1.47		1.47		5.77
Class C:
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847			1.45		1.42		4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429			1.44		1.42		3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123			1.46		1.45		3.71
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	848			1.49		1.49		4.26
Year ended 12/31/2002	12.79	.71	(.08)	.63	(.72)	12.70	5.20	554			1.55		1.55		5.66
Class F:
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611			.63		.60		5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803			.65		.63		4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487			.70		.69		4.46
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	292			.72		.72		5.02
Year ended 12/31/2002	12.79	.81	(.08)	.73	(.82)	12.70	6.04	180			.77		.77		6.44
Class 529-A:
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388			.68		.66		5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273			.69		.67		4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187			.70		.70		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.21	110			.68		.68		5.05
Period from 2/15/2002 to 12/31/2002	12.76	.69	(.04)	.65	(.71)	12.70	5.33	50			.75	(5)	.75	(5)	6.46	(5)
Class 529-B:
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69			1.53		1.50		4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58			1.54		1.52		3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49			1.59		1.58		3.60
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.18	35			1.61		1.61		4.13
Period from 2/15/2002 to 12/31/2002	12.76	.60	(.04)	.56	(.62)	12.70	4.55	17			1.64	(5)	1.64	(5)	5.57	(5)
Class 529-C:
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170			1.51		1.49		4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121			1.53		1.51		3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86			1.57		1.57		3.61
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.19	56			1.59		1.59		4.15
Period from 2/19/2002 to 12/31/2002	12.73	.60	(.02)	.58	(.61)	12.70	4.75	28			1.63	(5)	1.63	(5)	5.58	(5)
Class 529-E:
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21			.99		.97		4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15			1.01		.99		4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11			1.05		1.05		4.13
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.77	7			1.06		1.06		4.68
Period from 3/7/2002 to 12/31/2002	12.70	.61	.02	.63	(.63)	12.70	5.14	3			1.13	(5)	1.13	(5)	6.06	(5)
Class 529-F:
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14			.49		.46		5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7			.58		.56		4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4			.80		.80		4.36
Year ended 12/31/2003	12.70	.64	.84	1.48	(.67)	13.51	11.96	2			.82		.82		4.72
Period from 9/26/2002 to 12/31/2002	12.31	.19	.40	.59	(.20)	12.70	4.81	-		(6)	.30		.30		1.51

Class R-1:
Year ended 12/31/2006	$13.22	$.56	$.09	$.65	$(.55)	$13.32	5.05%	$29			1.49%		1.42%		4.28%
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18			1.51		1.43		3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11			1.55		1.47		3.70
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	5			1.65		1.49		4.13
Period from 6/11/2002 to 12/31/2002	12.65	.38	.06	.44	(.39)	12.70	3.59	1			2.53	(5)	1.52	(5)	5.55	(5)
Class R-2:
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500			1.67		1.41		4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352			1.74		1.41		3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238			1.85		1.43		3.73
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.33	111			1.94		1.46		4.20
Period from 5/31/2002 to 12/31/2002	12.72	.40	(.01)	.39	(.41)	12.70	3.23	21			1.67	(5)	1.48	(5)	5.56	(5)
Class R-3:
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570			1.02		.99		4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361			1.05		1.02		4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213			1.06		1.05		4.12
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.76	95			1.12		1.07		4.59
Period from 6/4/2002 to 12/31/2002	12.73	.42	(.02)	.40	(.43)	12.70	3.31	18			1.20	(5)	1.10	(5)	5.95	(5)
Class R-4:
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325			.67		.65		5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182			.67		.65		4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77			.68		.68		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	18			.72		.72		5.05
Period from 5/20/2002 to 12/31/2002	12.67	.47	.04	.51	(.48)	12.70	4.21	11			.77	(5)	.74	(5)	6.20	(5)
Class R-5:
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336			.37		.35		5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204			.37		.35		4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127			.37		.37		4.81
Year ended 12/31/2003	12.70	.71	.84	1.55	(.74)	13.51	12.52	106			.40		.40		5.39
Period from 5/15/2002 to 12/31/2002	12.66	.52	.05	.57	(.53)	12.70	4.66	78			.42	(5)	.42	(5)	6.75	(5)

	Year ended December 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	53%	50%	45%	60%	50%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the “Fund”), including the summary investment portfolio, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 12, 2007

Expense example
           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006, through December 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2006	Ending account value 12/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,053.47	$3.21	.62%
Class A -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class B -- actual return	1,000.00	1,049.52	7.03	1.36
Class B -- assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class C -- actual return	1,000.00	1,049.24	7.28	1.41
Class C -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class F -- actual return	1,000.00	1,053.55	3.11	.60
Class F -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-A -- actual return	1,000.00	1,053.29	3.36	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B -- actual return	1,000.00	1,048.84	7.69	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-C -- actual return	1,000.00	1,048.92	7.64	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E -- actual return	1,000.00	1,051.68	4.96	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.37	4.89	.96
Class 529-F -- actual return	1,000.00	1,054.30	2.38	.46
Class 529-F -- assumed 5% return	1,000.00	1,022.89	2.35	.46
Class R-1 -- actual return	1,000.00	1,049.24	7.28	1.41
Class R-1 -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2 -- actual return	1,000.00	1,049.31	7.23	1.40
Class R-2 -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-3 -- actual return	1,000.00	1,051.55	5.07	.98
Class R-3 -- assumed 5% return	1,000.00	1,020.27	4.99	.98
Class R-4 -- actual return	1,000.00	1,053.32	3.31	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 -- actual return	1,000.00	1,054.92	1.76	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.49	1.73	.34

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Tax information

          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2006:

Qualified dividend income	$13,957,000
Corporate dividends received deduction	6,581,000
U.S. government income that may be exempt from state taxation	95,619,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a larger family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of maximizing current income and preserving capital by investing primarily in bonds. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper A-Rated Bond Funds Index (composed of the 30 largest funds in the category each year), the averages of the funds included in the index as of May 31, 2006 (the “selected large funds”), the Lipper BBB-Rated Fund Index, and the Lehman Brothers Aggregate Bond Index. The board and the committee noted that, although the fund’s investment results lagged all of these comparative measures for 2005, the fund’s investment results exceeded all the comparative measures for the first six months of 2006 and for the three-, five- and 10-year periods ended June 30, 2006.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other selected large funds. The board and the committee observed that the fund’s advisory fee was among the lowest of all such funds in that comparison group for the fiscal year ended December 31, 2005, and had been below the median of the other funds included in the index for the entire nine-year period ended on that date. They also observed that its total expenses were below the median for such other funds for the fiscal year ended December 31, 2005, and had been at or below the median for the entire nine-year period ended on that date. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2006:

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+0.09%	+5.23%	+5.66%
Not reflecting CDSC	+5.09%	+5.55%	+5.66%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+4.04%	+5.48%	+5.21%
Not reflecting CDSC	+5.04%	+5.48%	+5.21%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+5.90%	+6.31%	+6.02%

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	+1.84%	—	+5.49%
Not reflecting maximum sales charge	+5.85%	—	+6.33%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-0.03%	—	+5.07%
Not reflecting CDSC	+4.97%	—	+5.41%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+3.99%	—	+5.47%
Not reflecting CDSC	+4.99%	—	+5.47%

Class 529-E shares*†— first sold 3/7/02	+5.53%	—	+6.06%

Class 529-F shares*†— first sold 9/26/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+6.05%	—	+7.13%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Board of directors and other officers

“Independent” directors
	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador
Richard G. Capen, Jr., 72	1999	Corporate director and author; former U.S. Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 73	1974	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Diane C. Creel, 58	1994	Chairman of the Board, President and CEO, Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

James G. Ellis, 60	2006
Vice Provost, Globalization, University of Southern California; Vice Dean, Marshall School of Business, University of Southern California; Professor, Marshall School of Business, University of Southern California

Martin Fenton, 71		Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and Non-Executive)	1989	communities)

Leonard R. Fuller, 60	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 72	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 63	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

“Independent” directors
	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador
Richard G. Capen, Jr., 72	15	Carnival Corporation

H. Frederick Christie, 73	21	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 58	13	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

James G. Ellis, 60	12	Genius Products; Professional Business Bank

Martin Fenton, 71	18	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 60	16	None

R. Clark Hooper, 60	18	JPMorgan Value Opportunities Fund

Richard G. Newman, 72	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 63	13	None

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

Paul G. Haaga, Jr., 58	1985	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 77	1974	Senior Vice President and Director, Capital
President		Research and Management Company

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

Paul G. Haaga, Jr., 58	15	None
Vice Chairman of the Board

Abner D. Goldstine, 77	13	None
President

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Please see page 32 for footnotes.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

David C. Barclay, 50	1997	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, The Capital Group Companies, Inc.[5]

Mark R. Macdonald, 47	2001	Senior Vice President and Director, Capital Research
Senior Vice President		and Management Company

John H. Smet, 50	1994	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.[5]

Kristine M. Nishiyama, 36	2003	Vice President and Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel, Capital Bank and Trust Company[5]

Kimberly S. Verdick, 42	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Susi M. Silverman, 36	2001	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 32	2006	Senior Compliance Specialist — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Sharon G. Moseley, 39	2003	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annual expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete December 31, 2006, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
> The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGEAR-908-0207P

Litho in USA BG/AC/8053-S7516

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s board has determined that Leonard R. Fuller, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$91,000
2006	$98,000

b) Audit-Related Fees:
2005	$7,000
2006	$7,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	$355,000
2006	$708,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	None
2006	9,000
The tax fees consist of consulting services relating to the Registrant’s investments.
d) All Other Fees:
2005	$36,000
2006	None
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $924,000 for fiscal year 2005 and $1,005,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2006

Bonds & notes — 88.08%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 43.51%
FINANCIALS — 19.00%
General Motors Acceptance Corp. 6.15% 2007	$2,750	$2,750
General Motors Acceptance Corp. 6.274% 2007[1]	2,000	2,000
General Motors Acceptance Corp. 5.85% 2009	7,790	7,764
Residential Capital Corp. 6.474% 2009[1]	17,500	17,687
Residential Capital Corp. 7.204% 2009[1,2]	6,000	6,033
Residential Capital Corp. 6.375% 2010	78,250	79,222
General Motors Acceptance Corp. 7.75% 2010	4,355	4,561
Residential Capital Corp. 6.00% 2011	19,500	19,481
General Motors Acceptance Corp. 7.25% 2011	44,790	46,620
General Motors Acceptance Corp. 6.875% 2012	10,000	10,280
General Motors Acceptance Corp. 7.00% 2012	34,000	35,114
Residential Capital Corp. 6.50% 2013	30,000	30,442
General Motors Acceptance Corp. 6.75% 2014	43,750	45,006
General Motors Acceptance Corp. 7.569% 2014[1]	75,000	78,576
Residential Capital Corp. 6.875% 2015	12,780	13,270
International Lease Finance Corp., Series P, 3.125% 2007	2,000	1,986
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,709
ASIF Global Financing XXVIII 5.41% 2007[1,2]	2,000	2,001
International Lease Finance Corp. 4.35% 2008	20,500	20,159
AIG SunAmerica Global Financing VII 5.85% 2008[2]	24,250	24,451
International Lease Finance Corp. 3.50% 2009	13,000	12,512
International Lease Finance Corp. 4.75% 2009	22,000	21,744
International Lease Finance Corp. 5.00% 2010	4,565	4,518
International Lease Finance Corp. 5.125% 2010	25,000	24,826
International Lease Finance Corp., Series Q, 5.45% 2011	15,000	15,064
American General Finance Corp., Series J, 5.653% 2011[1]	32,500	32,646
International Lease Finance Corp. 5.00% 2012	13,500	13,242
International Lease Finance Corp., Series R, 5.40% 2012	12,000	12,024
International Lease Finance Corp., Series R, 5.625% 2013	20,000	20,174
American General Finance Corp., Series I 5.85% 2013	27,500	28,065
International Lease Finance Corp. 5.875% 2013	5,000	5,112
American General Finance Corp., Series I, 5.40% 2015	20,000	19,833
American General Finance Corp., Series J, 5.75% 2016	2,500	2,540
American International Group, Inc. 6.25% 2036	8,750	9,329
ILFC E-Capital Trust II 6.25% 2065[1,2]	44,975	45,766
Washington Mutual, Inc. 4.375% 2008	11,735	11,617
Washington Mutual, Inc. 5.55% 2010	4,000	4,031
Washington Mutual, Inc. 5.00% 2012	14,000	13,660
Washington Mutual, Inc. 5.665% 2012[1]	41,000	41,131
Washington Mutual Bank 5.795% 2013[1]	35,000	35,045
Washington Mutual, Inc. 5.95% 2013	5,000	5,089
Washington Mutual, Inc. 5.25% 2017	10,000	9,662
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	89,500	88,787
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	74,800	75,514
Ford Motor Credit Co. 4.875% 2007	€13,950	18,407
Ford Motor Credit Co. 7.20% 2007	$3,000	3,003
Ford Motor Credit Co. 7.875% 2010	43,500	43,894
Ford Motor Credit Co. 9.75% 2010[2]	94,500	100,608
Ford Motor Credit Co. 7.375% 2011	2,150	2,130
Ford Motor Credit Co. 10.61% 2011[1,2]	60,275	64,407
Ford Motor Credit Co. 8.11% 2012[1]	8,000	7,937
J.P. Morgan Chase & Co. 5.35% 2007	3,285	3,284
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,337
BANK ONE, Texas, NA 6.25% 2008	7,250	7,325
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,784
J.P. Morgan Chase & Co. 4.875% 2014	18,340	17,822
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,217
J.P. Morgan Chase & Co. 4.891% 2015	55,000	53,938
Bank One Corp. 4.90% 2015	9,000	8,651
J.P. Morgan Chase & Co. 5.15% 2015	11,000	10,813
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.871% 2027[1]	20,000	19,222
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	40,750	42,219
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	25,150	27,293
Household Finance Corp. 5.75% 2007	10,000	10,003
Household Finance Corp. 7.875% 2007	32,000	32,123
Household Finance Corp. 4.125% 2008	1,000	981
Household Finance Corp. 6.40% 2008	10,000	10,157
Household Finance Corp. 4.125% 2009	25,000	24,322
HSBC Finance Corp. 4.625% 2010	11,500	11,260
Household Finance Corp. 6.375% 2011	7,250	7,589
Household Finance Corp. 6.75% 2011	23,750	25,159
HSBC Finance Corp. 5.71% 2012[1]	20,000	20,196
HSBC Finance Corp. 5.724% 2012[1]	15,000	15,145
HSBC Bank USA 4.625% 2014[2]	6,550	6,253
HSBC Finance Corp. 5.00% 2015	31,730	30,906
HSBC Holdings PLC 6.50% 2036	1,950	2,105
Midland Bank 5.688% Eurodollar note (undated)[1]	15,000	13,013
CIT Group Inc. 3.65% 2007	10,720	10,570
CIT Group Inc. 4.00% 2008	14,000	13,762
CIT Group Inc. 3.375% 2009	5,000	4,803
CIT Group Inc. 6.875% 2009	31,000	32,271
CIT Group Inc. 4.25% 2010	30,000	29,076
CIT Group Inc. 5.656% 2011[1]	30,000	30,063
CIT Group Inc. 7.75% 2012	26,875	29,662
CIT Group Inc. 5.40% 2013	15,000	14,906
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	58,025	56,818
Sumitomo Mitsui Banking Corp. 6.078% (undated)[1,2]	99,800	99,396
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	55,942
Westfield Group 5.40% 2012[2]	50,000	49,866
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	25,881
Westfield Group 5.70% 2016[2]	7,000	7,039
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,470	6,638
HBOS PLC 5.375% (undated)[1,2]	$25,000	24,654
HBOS PLC, Series B, 5.92% (undated) [1,2]	76,400	75,071
Bank of Scotland 7.00% (undated)[1,2]	25,000	25,250
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€10,370	14,953
UniCredito Italiano SpA 5.584% 2017[1,2]	57,590	57,975
HVB Funding Trust I 8.741% 2031[2]	19,564	24,872
HVB Funding Trust III 9.00% 2031[2]	12,530	16,342
Santander Issuances, SA Unipersonal 5.725% 2016[1,2]	21,500	21,539
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	62,000	62,593
Abbey National PLC 6.70% (undated)[1]	18,380	18,673
Abbey National PLC 7.50% (undated)[1]	£2,975	6,509
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	$7,500	7,292
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,461
PRICOA Global Funding I 4.20% 2010[2]	17,000	16,445
Prudential Financial, Inc., Series D, 5.10% 2011	2,000	1,985
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,817
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	57,035	69,907
Prudential Financial, Inc., Series D, 5.70% 2036	3,000	2,930
Simon Property Group, LP 4.875% 2010	12,000	11,862
Simon Property Group, LP 5.375% 2011	12,500	12,514
Simon Property Group, LP 5.60% 2011	32,060	32,351
Simon Property Group, LP 5.00% 2012	16,000	15,736
Simon Property Group, LP 5.75% 2012	4,000	4,046
Simon Property Group, LP 5.75% 2015	3,250	3,303
Simon Property Group, LP 5.25% 2016	1,000	976
Simon Property Group, LP 6.10% 2016	4,750	4,932
Simon Property Group, LP 5.875% 2017	17,250	17,605
USA Education, Inc. 5.625% 2007	16,100	16,111
SLM Corp., Series A, 3.95% 2008	17,500	17,128
SLM Corp., Series A, 4.00% 2010	5,500	5,309
SLM Corp., Series A, 4.50% 2010	38,000	37,018
SLM Corp., Series A, 5.40% 2011	5,000	5,010
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	76,250	77,442
Citigroup Inc. 3.50% 2008	20,000	19,645
Citigroup Inc. 4.25% 2009	15,000	14,688
Citigroup Inc. 4.125% 2010	26,000	25,239
Citigroup Inc. 5.125% 2011	10,000	9,981
Citigroup Inc. 5.625% 2012	5,675	5,764
Bank of America Corp. 3.875% 2008	2,000	1,970
Bank of America Corp. 4.375% 2010	13,000	12,647
Bank of America Corp. 4.50% 2010	9,000	8,806
BankAmerica Corp. 7.125% 2011	1,750	1,885
Bank of America Corp. 4.875% 2012	2,000	1,962
MBNA Corp., Series F, 7.50% 2012	1,800	1,974
Bank of America Corp. 5.25% 2015	5,000	4,935
MBNA Capital A, Series A, 8.278% 2026	7,500	7,818
MBNA Global Capital Funding, Series B, 6.171% 2027[1]	33,000	32,962
Kimco Realty Corp., Series C, 3.95% 2008	9,200	8,991
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,772
Kimco Realty Corp. 6.00% 2012	18,500	19,064
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,464
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,859
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,784
Standard Chartered Bank 5.50% Eurodollar note (undated)[1]	15,000	12,412
Standard Chartered Bank 5.525% (undated)[1]	5,000	4,162
Standard Chartered PLC 6.409% (undated)[2]	52,400	52,079
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,585
Resona Bank, Ltd. 5.85% (undated)[1,2]	$56,660	55,424
Capital One Bank 4.25% 2008	8,000	7,846
Capital One Financial Corp. 5.633% 2009[1]	30,000	30,158
Capital One Financial Corp. 5.70% 2011	12,000	12,190
Capital One Financial Corp. 6.25% 2013	7,000	7,324
Capital One Financial Corp. 6.15% 2016	10,000	10,361
Royal Bank of Scotland Group PLC 8.375% 2007	£6,500	12,750
Royal Bank of Scotland Group PLC 5.00% 2014	$3,000	2,916
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[1]	35,000	34,648
National Westminster Bank PLC 7.75% (undated)[1]	17,000	17,233
PNC Funding Corp. 4.20% 2008	6,750	6,625
PNC Funding Corp. 5.125% 2010	4,000	3,980
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	49,500	50,409
CNA Financial Corp. 5.85% 2014	8,500	8,548
CNA Financial Corp. 6.50% 2016	24,625	25,734
CNA Financial Corp. 7.25% 2023	24,145	26,243
Lazard Group LLC 7.125% 2015	56,765	58,891
American Express Credit Corp. 3.00% 2008	9,060	8,796
American Express Co. 6.80% 2066[1]	46,500	49,673
Lincoln National Corp. 7.00% 2066[1]	54,895	58,283
XL Capital Finance (Europe) PLC 6.50% 2012	12,455	12,989
XL Capital Ltd. 5.25% 2014	4,925	4,834
XL Capital Ltd. 6.375% 2024	3,000	3,127
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	27,380	26,794
Twin Reefs Asset Trust (XLFA), Series B, 6.35% (undated)[1,2]	10,200	10,219
EOP Operating LP 6.75% 2008	24,500	24,897
EOP Operating LP 4.65% 2010	17,010	16,906
EOP Operating LP 7.00% 2011	2,500	2,708
EOP Operating LP 6.75% 2012	8,250	8,919
EOP Operating LP 7.50% 2029	1,710	1,933
EOP Operating LP 7.875% 2031	2,000	2,364
Liberty Mutual Group Inc. 6.50% 2035[2]	34,965	34,188
Liberty Mutual Group Inc. 7.50% 2036[2]	20,500	22,499
ACE INA Holdings Inc. 5.875% 2014	26,775	27,330
ACE Capital Trust II 9.70% 2030	12,423	17,078
ACE INA Holdings Inc. 6.70% 2036	9,980	10,771
TuranAlem Finance BV 7.75% 2013[2]	11,000	11,234
TuranAlem Finance BV 8.00% 2014	9,710	9,941
TuranAlem Finance BV 8.00% 2014[2]	5,000	5,119
TuranAlem Finance BV 8.50% 2015[2]	20,560	21,408
TuranAlem Finance BV 8.50% 2015	6,890	7,174
Hospitality Properties Trust 7.00% 2008	1,000	1,016
Hospitality Properties Trust 6.75% 2013	17,845	18,700
Hospitality Properties Trust 5.125% 2015	6,850	6,518
Hospitality Properties Trust 6.30% 2016	24,175	24,783
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (undated)[1]	€4,650	6,108
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	$41,262	41,703
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,661
Wachovia Corp. 5.30% 2011	5,000	5,003
Wachovia Corp. 5.625% 2016	7,000	7,074
Developers Diversified Realty Corp. 3.875% 2009	19,500	18,894
Developers Diversified Realty Corp. 5.00% 2010	2,500	2,468
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,421
Developers Diversified Realty Corp. 5.50% 2015	19,500	19,236
Allstate Financial Global Funding LLC 5.25% 2007[2]	26,500	26,498
Allstate Life Global Funding Trust, Series 2004-2, 5.43% 2007[1]	3,000	3,002
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,383
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,929
ProLogis 5.25% 2010	10,884	10,831
PLD International Finance LLC 4.375% 2011	€4,150	5,435
ProLogis 5.625% 2015	$25,000	24,920
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	17,500	17,497
AEGON NV 4.625% 2008	€7,750	10,298
Transamerica Corp. 9.375% 2008	$7,500	7,775
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,958
AEGON NV 6.125% 2031	£1,600	3,577
Kazkommerts International BV 7.00% 2009[2]	$5,500	5,596
Kazkommerts International BV 8.50% 2013	8,500	9,169
Kazkommerts International BV 7.875% 2014[2]	9,200	9,602
Kazkommerts International BV 8.00% 2015[2]	15,500	16,197
ORIX Corp. 5.48% 2011	36,175	36,151
Nationwide Life Insurance Co. 5.35% 2007[2]	4,250	4,250
North Front Pass Through Trust 5.81% 2024[1,2]	19,085	18,819
Nationwide Mutual Insurance Co. 7.875% 2033[2]	8,000	9,518
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,964
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	22,000	21,375
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	12,500	13,126
American Honda Finance Corp. 5.125% 2010[2]	34,350	34,219
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	21,261
DBS Bank Ltd. 5.984% 2021[1,2]	12,500	12,702
ING Security Life Institutional Funding 2.70% 2007[2]	4,730	4,713
ReliaStar Financial Corp. 6.50% 2008	6,016	6,132
ING Bank NV 5.50% 2012	€3,750	5,208
ING Groep NV 5.775% (undated)[1]	$15,500	15,364
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,215
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,065
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,997
Berkshire Hathaway Finance Corp. 4.125% 2010	20,000	19,451
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,812
Plum Creek Timberlands, LP 5.875% 2015	29,000	28,546
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,327
Lloyds Bank, Series 2, 5.563% (undated)[1]	8,000	6,963
Lloyds TSB Group PLC 6.267% (undated)[1,2]	20,000	20,036
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,172
Hartford Financial Services Group, Inc. 5.55% 2008	875	879
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,618
Hartford Financial Services Group, Inc. 4.625% 2013	4,000	3,823
iStar Financial, Inc. 5.375% 2010	10,675	10,596
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,470
iStar Financial, Inc. 6.05% 2015	14,285	14,390
Rouse Co. 3.625% 2009	5,200	4,948
Rouse Co. 7.20% 2012	17,700	18,196
Rouse Co. 6.75% 2013[2]	2,465	2,488
UnionBanCal Corp. 5.25% 2013	2,000	1,966
Union Bank of California, NA 5.95% 2016	22,000	22,587
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	23,125	23,141
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	22,500	22,988
Metropolitan Life Global Funding I, Series 2004-2, 5.431% 2007[1,2]	1,500	1,501
Metropolitan Life Global Funding I 2.60% 2008[2]	20,000	19,150
MetLife, Inc. 5.00% 2015	2,000	1,943
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2,4]	5,000	4,985
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,368
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	22,065
Assurant, Inc. 5.625% 2014	22,000	21,972
Zions Bancorporation 5.50% 2015	21,625	21,312
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[1]	25,000	20,875
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	19,700	19,752
Countrywide Home Loans, Inc., Series M, 4.125% 2009[3]	20,000	19,436
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,701
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	16,000	16,127
Wells Fargo & Co. 3.50% 2008	3,310	3,242
Wells Fargo & Co. 4.125% 2008	8,000	7,898
Wells Fargo Capital X 5.95% 2086[1]	5,000	4,917
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	15,781
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,839
Downey Financial Corp. 6.50% 2014	14,380	14,434
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,2]	14,420	14,107
ERP Operating LP 4.75% 2009	2,225	2,190
ERP Operating LP 6.625% 2012	5,000	5,278
ERP Operating LP 5.375% 2016	6,000	5,948
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,813
E*TRADE Financial Corp. 8.00% 2011	1,025	1,076
E*TRADE Financial Corp. 7.375% 2013	925	967
E*TRADE Financial Corp. 7.875% 2015	9,720	10,376
Genworth Financial, Inc. 4.75% 2009	10,345	10,249
Genworth Financial, Inc. 6.15% 2066[1]	1,670	1,671
Independence Community Bank Corp. 4.90% 2010	12,000	11,729
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	12,000	11,430
AB Spintab 6.00% 2009	SKr73,000	11,139
Banco Santander-Chile 5.375% 2014[2]	$11,200	11,048
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	10,200	10,901
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,761
Post Apartment Homes, LP 7.70% 2010	1,400	1,503
Post Apartment Homes, LP 5.125% 2011	7,720	7,535
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	8,801
Banco Mercantil del Norte 6.135% 2016[2]	$8,600	8,646
Bank of Nova Scotia 5.125% 2085[1]	10,000	8,489
Host Marriott, LP, Series M, 7.00% 2012	7,130	7,273
Host Hotels & Resorts LP 6.875% 2014[2]	1,000	1,018
Realogy Corp. 6.50% 2016[2]	7,750	7,949
Chohung Bank 4.50% 2014[1,2]	8,000	7,763
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,722
Goldman Sachs Group, Inc., Series B, 5.455% 2009[1]	2,500	2,503
Goldman Sachs Group, Inc. 5.75% 2016	4,000	4,070
Allied Irish Banks Ltd. 5.626% (undated)[1]	7,000	6,376
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,838
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,737
Lehman Brothers Holdings Inc., Series I, 5.475% 2009[1]	5,000	5,004
Irvine Apartment Communities, LP 7.00% 2007	5,000	4,995
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,846
St. Paul Travelers Companies, Inc. 6.25% 2016	2,000	2,104
St. Paul Travelers Companies, Inc. 6.75% 2036	2,000	2,218
Bergen Bank 5.563% (undated)[1]	5,000	4,250
Barclays Bank PLC 4.75% (undated)[1]	€3,500	4,114
National Bank of Canada 5.625% 2087[1]	$5,000	4,088
Christiana Bank Og Kreditkasse 5.625% (undated)[1]	4,000	3,575
Federal Realty Investment Trust 4.50% 2011	3,500	3,369
Principal Financial Group, Inc. 6.05% 2036	3,000	3,082
Merrill Lynch & Co., Inc., Series C, 5.449% 2009[1]	3,000	3,002
FelCor Lodging LP 8.50% 2011[1]	2,270	2,429
Den Danske Bank A/S 7.40% 2010[1,2]	1,950	1,968
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,484
AXA SA 6.379% (undated)[1,2]	1,400	1,387
		5,321,609

CONSUMER DISCRETIONARY — 5.61%
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,650
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,757
DaimlerChrysler North America Holding Corp. 5.79% 2009[1]	30,000	30,047
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,190
DaimlerChrysler North America Holding Corp. 4.875% 2010	20,000	19,511
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	60,578
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,229
DaimlerChrysler North America Holding Corp. 6.50% 2013	11,610	11,936
Comcast Cable Communications, Inc. 6.20% 2008	7,150	7,266
Lenfest Communications, Inc. 7.625% 2008	6,750	6,909
Comcast Corp. 5.674% 2009[1]	2,000	2,006
Comcast Cable Communications, Inc. 6.875% 2009	3,000	3,105
Tele-Communications, Inc. 9.80% 2012	17,500	20,657
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,781
Tele-Communications, Inc. 7.875% 2013	7,500	8,350
Comcast Corp. 5.85% 2015	29,025	29,116
Comcast Corp. 6.50% 2015	23,000	24,002
Comcast Corp. 5.90% 2016	6,570	6,600
Comcast Corp. 6.50% 2017	25,000	26,136
Comcast Corp. 5.65% 2035	6,670	6,075
Time Warner Inc. 8.18% 2007	2,225	2,262
Time Warner Inc. 5.606% 2009[1]	30,000	30,043
Time Warner Inc. 5.50% 2011	1,000	998
AOL Time Warner Inc. 6.875% 2012	27,250	28,828
Time Warner Inc. 5.875% 2016	16,500	16,489
AOL Time Warner Inc. 7.625% 2031	18,575	20,812
Time Warner Inc. 6.50% 2036	750	749
Viacom Inc. 5.75% 2011	2,500	2,504
Viacom Inc. 6.25% 2016	34,110	33,933
Viacom Inc. 6.875% 2036	32,600	32,332
General Motors Nova Scotia Finance Co. 6.85% 2008	300	299
General Motors Corp. 7.20% 2011	22,700	22,076
General Motors Corp. 7.125% 2013	18,475	17,459
General Motors Corp. 7.25% 2013	€700	915
General Motors Corp. 7.70% 2016	$8,375	7,914
General Motors Corp. 8.80% 2021	15,700	14,915
General Motors Corp. 9.40% 2021	1,875	1,809
General Motors Corp. 8.375% 2033	1,200	1,116
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	16,989
Harrah’s Operating Co., Inc. 5.625% 2015	29,650	25,470
Harrah’s Operating Co., Inc. 6.50% 2016	20,000	17,937
D.R. Horton, Inc. 9.75% 2010	1,150	1,270
D.R. Horton, Inc. 7.875% 2011	800	860
D.R. Horton, Inc. 6.875% 2013	5,385	5,569
D.R. Horton, Inc. 5.25% 2015	20,000	18,698
D.R. Horton, Inc. 6.50% 2016	27,060	27,272
May Department Stores Co. 5.75% 2014	650	637
Federated Retail Holdings, Inc. 5.90% 2016	31,480	31,489
Federated Department Stores, Inc. 7.45% 2017	17,370	18,827
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	10,594
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[1,3]	4,400	4,433
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,150	13,725
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	3,200	3,356
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	13,250	13,664
News America Holdings Inc. 8.00% 2016	1,000	1,151
News America Holdings Inc. 8.25% 2018	9,540	11,204
News America Inc. 6.40% 2035	26,000	25,914
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	13,001
Clear Channel Communications, Inc. 5.75% 2013	10,000	8,904
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,859
Clear Channel Communications, Inc. 6.875% 2018	13,000	11,315
Toll Brothers, Inc. 4.95% 2014	19,250	17,641
Toll Brothers, Inc. 5.15% 2015	14,000	12,849
Cox Communications, Inc. 5.91% 2007[1]	5,000	5,022
Cox Communications, Inc. 7.875% 2009	1,000	1,059
Cox Communications, Inc. 7.75% 2010	10,000	10,764
Cox Communications, Inc. 5.45% 2014	12,750	12,441
Carnival Corp. 3.75% 2007	8,500	8,387
Carnival Corp. 6.15% 2008	18,623	18,717
Ryland Group, Inc. 5.375% 2008	2,000	1,987
Ryland Group, Inc. 5.375% 2012	22,500	21,502
Johnson Controls, Inc. 5.25% 2011	7,550	7,497
Johnson Controls, Inc. 5.50% 2016	15,000	14,733
American Media Operations, Inc., Series B, 10.25% 2009	15,865	15,409
American Media Operations, Inc. 8.875% 2011	7,060	6,478
Cinemark USA, Inc., Term Loan B, 7.32% 2013[1,3]	3,417	3,442
Cinemark USA, Inc. 9.00% 2013	8,675	9,239
Cinemark, Inc. 0%/9.75% 2014[5]	8,750	7,558
Target Corp. 3.375% 2008	8,330	8,156
Target Corp. 5.375% 2009	12,000	12,075
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,087
J.C. Penney Co., Inc. 9.00% 2012	995	1,139
J.C. Penney Co., Inc. 6.875% 2015	5,500	5,753
J.C. Penney Co., Inc. 7.65% 2016	2,315	2,549
J.C. Penney Co., Inc. 7.625% 2097	500	512
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,482
Mohegan Tribal Gaming Authority 7.125% 2014	2,000	2,038
Delphi Automotive Systems Corp. 6.55% 2006[6]	500	559
Delphi Automotive Systems Corp. 6.50% 2009[6]	6,000	6,750
Delphi Corp. 6.50% 2013[6]	7,020	7,652
Delphi Automotive Systems Corp. 7.125% 2029[6]	1,350	1,499
Michaels Stores, Inc., Term Loan B, 8.375% 2013[1,3]	3,378	3,412
Michaels Stores, Inc. 10.00% 2014[2]	11,975	12,514
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	7,201
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,425	1,429
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,475	1,423
K. Hovnanian Enterprises, Inc. 6.25% 2015	500	478
K. Hovnanian Enterprises, Inc. 7.50% 2016	3,735	3,772
K. Hovnanian Enterprises, Inc. 8.625% 2017	1,000	1,070
MGM MIRAGE 6.00% 2009	1,975	1,980
MGM MIRAGE 8.50% 2010	6,850	7,364
MGM MIRAGE 6.75% 2012	1,050	1,040
MGM MIRAGE 6.75% 2013	2,500	2,456
MGM MIRAGE 5.875% 2014	500	465
MGM MIRAGE 6.625% 2015	2,025	1,939
Visteon Corp. 8.25% 2010	15,440	15,131
MDC Holdings, Inc. 5.50% 2013	6,555	6,276
MDC Holdings, Inc. 5.375% 2014	9,475	8,830
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	14,397
CanWest Media Inc., Series B, 8.00% 2012	13,676	14,343
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,420
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,553
Royal Caribbean Cruises Ltd. 7.25% 2016	10,000	10,228
NTL Cable PLC 8.75% 2014	8,650	9,093
NTL Cable PLC 8.75% 2014	€1,000	1,420
NTL Cable PLC 9.125% 2016	$2,925	3,104
Seminole Tribe of Florida 5.798% 2013[2,3]	13,220	13,036
Centex Corp. 5.80% 2009	2,500	2,519
Centex Corp. 6.50% 2016	10,000	10,248
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,686
Grupo Posadas, SA de CV 8.75% 2011[2]	10,585	11,141
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,105
Young Broadcasting Inc. 10.00% 2011	12,317	11,763
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,154
AMC Entertainment Inc. 8.00% 2014	8,125	8,105
Bon-Ton Department Stores, Inc. 10.25% 2014	10,800	11,097
Burlington Coat Factory Warehouse Corp. 11.125% 2014[2]	10,400	10,192
Technical Olympic USA, Inc. 9.00% 2010	3,240	3,208
Technical Olympic USA, Inc. 9.00% 2010	950	940
Technical Olympic USA, Inc. 7.50% 2011	3,750	3,112
Technical Olympic USA, Inc. 10.375% 2012	3,235	2,928
Pulte Homes, Inc. 4.875% 2009	10,300	10,148
Linens ‘n Things, Inc. 10.999% 2014[1]	9,750	9,506
Toys “R” Us, Inc. 7.625% 2011	3,420	3,163
Toys “R” Us-Delaware, Inc., Term Loan B, 9.625% 2012[1,3]	6,000	6,195
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,241
Century Communications Corp. 0% 2003[6]	5,000	5,337
Adelphia Communications Corp. 10.25% 2006[6]	3,500	3,194
Iesy Repository GmbH 10.375% 2015[2]	8,550	8,347
Standard Pacific Corp. 5.125% 2009	1,000	972
Standard Pacific Corp. 7.75% 2013	6,890	6,873
Standard Pacific Corp. 7.00% 2015	500	484
William Lyon Homes, Inc. 7.625% 2012	5,750	4,931
William Lyon Homes, Inc. 10.75% 2013	2,000	1,915
William Lyon Homes, Inc. 7.50% 2014	1,500	1,256
Kabel Deutschland GmbH 10.625% 2014	7,150	7,963
Neiman Marcus Group, Inc. 9.00% 2015[7]	7,120	7,805
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,124
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,590
Tenneco Automotive Inc., Series B, 10.25% 2013	750	825
Tenneco Automotive Inc. 8.625% 2014	5,510	5,648
Radio One, Inc., Series B, 8.875% 2011	4,000	4,150
Radio One, Inc. 6.375% 2013	2,450	2,303
Telenet Group Holding NV 0%/11.50% 2014[2,5]	7,100	6,434
Regal Cinemas Corp., Series B, 9.375% 2012[8]	6,125	6,423
Thomson Corp. 5.50% 2035	7,000	6,390
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	5,825	6,189
Quebecor Media Inc. 7.75% 2016	5,900	6,055
Walt Disney Co., Series B, 5.375% 2007	3,500	3,503
Walt Disney Co. 5.625% 2016	2,500	2,522
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	5,492	5,945
Dollarama Group LP and Dollarama Corp. 8.875% 2012	5,550	5,772
Idearc Inc. 8.00% 2016[2]	5,625	5,738
Ford Capital BV 9.50% 2010	5,543	5,543
Beazer Homes USA, Inc. 8.625% 2011	2,000	2,070
Beazer Homes USA, Inc. 8.125% 2016	3,000	3,195
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	5,140	4,896
Fisher Communications, Inc. 8.625% 2014	4,550	4,846
Liberty Media Corp. 7.875% 2009	2,500	2,620
Liberty Media Corp. 8.25% 2030	2,000	1,970
Goodyear Tire & Rubber Co. 9.14% 2009[1,2]	3,175	3,203
Goodyear Tire & Rubber Co. 8.625% 2011[2]	1,175	1,219
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,370
Meritage Homes Corp. 6.25% 2015	3,975	3,796
Seneca Gaming Corp. 7.25% 2012	2,500	2,556
Seneca Gaming Corp. 7.25% 2012	1,000	1,023
Vidéotron Ltée 6.875% 2014	2,525	2,553
Vidéotron Ltée 6.375% 2015	1,000	983
WDAC Intermediate Corp. 8.375% 2014[2]	2,600	2,688
WDAC Intermediate Corp. 8.50% 2014	€500	699
Kingfisher PLC 5.625% 2014	£1,740	3,302
Warner Music Group 7.375% 2014	$3,300	3,284
Hyatt Equities, LLC 6.875% 2007[2]	3,250	3,264
Sealy Mattress Co. 8.25% 2014	3,025	3,176
WCI Communities, Inc. 9.125% 2012	3,115	2,983
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	2,875	2,943
Gaylord Entertainment Co. 8.00% 2013	2,300	2,398
Gaylord Entertainment Co. 6.75% 2014	500	499
Hanesbrands Inc. 8.734% 2014[1,2]	2,720	2,781
Boyd Gaming Corp. 7.75% 2012	1,800	1,870
Boyd Gaming Corp. 6.75% 2014	750	752
Aztar Corp. 7.875% 2014	2,250	2,455
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	964
Dex Media, Inc., Series B, 8.00% 2013	525	543
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	897
LBI Media, Inc. 10.125% 2012	2,250	2,399
Gamestop Corp. 8.00% 2012	2,000	2,100
KB Home 6.25% 2015	2,000	1,878
Kohl’s Corp. 7.375% 2011	1,475	1,580
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,493	1,560
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,405
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,175	1,181
TRW Automotive Acquisition Corp. 9.375% 2013	1,075	1,158
Entercom Radio, LLC 7.625% 2014	1,000	1,005
Dillard’s, Inc. 7.13% 2018	1,000	998
Warnaco, Inc. 8.875% 2013	925	987
Carmike Cinemas, Inc., Term Loan B, 8.60% 2012[1,3]	572	581
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	250	251
		1,570,405

INDUSTRIALS — 4.74%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	14,050	14,480
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,282
Continental Airlines, Inc. 8.75% 2011	2,800	2,835
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	12,500	13,220
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.72% 2015[1,3]	6,500	6,468
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	10,194	10,609
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,668	1,690
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	189	192
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	3,249	3,218
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,465	2,444
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	26,976	28,004
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	42,445	43,822
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	3,629	3,766
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	29,950	31,020
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	15,233	15,167
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	16,115	16,448
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	330	347
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	5,478	5,537
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	16,607	17,115
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	12,397	13,458
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	10,066	11,205
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,563	1,626
General Electric Capital Corp., Series A, 5.00% 2007[4]	21,500	21,473
General Electric Capital Corp., Series A, 5.375% 2007[4]	13,250	13,252
General Electric Capital Corp., Series A, 3.50% 2008	20,000	19,563
General Electric Capital Corp., Series A, 6.00% 2012	15,000	15,546
General Electric Co. 5.00% 2013	12,750	12,625
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,895
General Electric Capital Corp., Series A, 5.645% 2018[1]	18,000	18,030
General Electric Capital Corp., Series A, 5.748% 2026[1]	25,000	25,058
Delta Air Lines, Inc. 8.00% 2007[2,6]	4,000	2,670
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	3,603	3,583
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	53,658	54,362
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]	7,498	7,652
Delta Air Lines, Inc. 10.375% 2022[6]	2,577	1,720
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	47,690	48,435
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	7,334	7,376
AMR Corp., Series B, 10.45% 2011	150	151
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	3,750	3,812
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	21,911	22,418
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	18,165	19,312
AMR Corp. 9.00% 2012	5,800	6,141
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	39,130	42,774
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	6,061
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	10,486	10,256
Northwest Airlines, Inc. 9.875% 2007[6]	6,000	5,820
Northwest Airlines, Inc. 10.00% 2009[6]	4,000	3,800
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]	9,955	9,949
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[1,3]	3,920	3,949
Northwest Airlines, Inc., Term Loan A, 7.116% 2018[1,3]	75,150	75,150
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	1,757	1,772
BAE Systems Holding Inc. 4.75% 2010[2]	10,350	10,080
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	40,513	41,904
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	41,961	43,961
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,776
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	62,050
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	12,271	12,355
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	7,335	8,160
UAL Corp., Term Loan B, 9.123% 2012[1,3]	7,538	7,594
UAL Corp., Term Loan B, 9.123% 2012[1,3]	1,078	1,086
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	2,073	2,085
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	6,710	6,806
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,314	1,334
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]	12,280	12,163
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	6,264	6,454
BNSF Funding Trust I 6.613% 2055[1]	13,600	13,559
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,829
John Deere Capital Corp. 5.40% 2011	17,750	17,806
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,586	8,188
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]	11,029	11,489
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	2,913	2,779
NTK Holdings Inc. 0%/10.75% 2014[5]	15,118	10,658
THL Buildco, Inc. 8.50% 2014	10,650	10,490
Qantas Airways Ltd. 6.05% 2016[2]	23,660	21,094
Bombardier Inc. 6.30% 2014[2]	19,800	18,711
Allied Waste North America, Inc. 8.50% 2008	7,500	7,922
Allied Waste North America, Inc., Series B, 6.50% 2010	500	504
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,431
Allied Waste North America, Inc., Series B, 6.125% 2014	3,000	2,865
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,750
Nielsen Finance LLC, Term Loan B, 8.125% 2013[1,3]	2,000	2,025
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	7,100	7,730
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[2,5]	6,100	4,232
Caterpillar Financial Services Corp. 2.70% 2008	845	814
Caterpillar Inc. 4.50% 2009	9,690	9,535
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,333
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	497
Caterpillar Inc. 6.05% 2036	300	310
Tyco International Group SA 6.125% 2008	5,000	5,064
Tyco International Group SA 6.125% 2009	500	508
Tyco International Group SA 7.00% 2028	620	714
Tyco International Group SA 6.875% 2029	6,190	7,058
Embraer Overseas Ltd. 6.375% 2017[2]	10,825	10,852
Raytheon Co. 6.55% 2010	6,000	6,221
Raytheon Co. 8.30% 2010	3,000	3,259
Standard Aero Holdings, Inc. 8.25% 2014	9,050	9,186
USG Corp. 6.30% 2016[2]	9,000	8,937
Goodman Global Holdings, Inc., Series B, 7.875% 2012	8,795	8,685
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,541
DRS Technologies, Inc. 6.875% 2013	5,035	5,098
DRS Technologies, Inc. 6.625% 2016	475	481
DRS Technologies, Inc. 7.625% 2018	2,725	2,820
Ashtead Group PLC 8.625% 2015[2]	3,875	4,049
Ashtead Capital, Inc. 9.00% 2016[2]	4,000	4,300
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,530	8,019
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	7,071	7,460
TFM, SA de CV 9.375% 2012	4,450	4,773
TFM, SA de CV 12.50% 2012	2,145	2,327
AIR 2 US, Series A, 8.027% 2020[2,3]	6,409	6,477
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	6,446	6,392
Lockheed Martin Corp. 6.15% 2036	6,000	6,326
Accuride Corp. 8.50% 2015	6,525	6,313
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	6,203
Waste Management, Inc. 6.50% 2008	5,220	5,320
Waste Management, Inc. 5.00% 2014	765	736
K&F Industries, Inc. 7.75% 2014	5,375	5,563
General Dynamics Corp. 4.50% 2010	5,000	4,898
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	1,775	1,855
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	1,750	1,838
Argo-Tech Corp. 9.25% 2011	3,395	3,684
Quebecor World Inc. 8.75% 2016[2]	3,755	3,614
Williams Scotsman, Inc. 8.50% 2015	2,900	3,041
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[1,3]	2,875	2,904
CCMG Acquisition Corp. 10.50% 2016[2]	2,250	2,486
FTI Consulting, Inc. 7.625% 2013	2,300	2,386
TransDigm Inc. 7.75% 2014	2,300	2,381
ACIH, Inc. 0%/11.50% 2012[2,5]	3,390	2,356
Mobile Storage Group, Inc. 9.75% 2014[2]	1,725	1,811
UCAR Finance Inc. 10.25% 2012	1,385	1,466
Esco Corp. 8.625% 2013[2]	1,100	1,136
Kansas City Southern Railway Co. 7.50% 2009	1,000	1,014
AGCO Corp. 6.875% 2014	€700	963
H&E Equipment Services, Inc. 8.375% 2016	$900	947
Terex Corp. 9.25% 2011	375	393
		1,327,772

TELECOMMUNICATION SERVICES — 4.51%
US Unwired Inc., Series B, 10.00% 2012	4,400	4,862
Nextel Communications, Inc., Series E, 6.875% 2013	109,480	110,723
Nextel Communications, Inc., Series D, 7.375% 2015	98,705	101,312
Sprint Capital Corp. 6.875% 2028	10,000	10,038
SBC Communications Inc. 4.125% 2009	19,465	18,917
SBC Communications Inc. 6.25% 2011	1,150	1,188
AT&T Corp. 7.30% 2011[1]	4,734	5,131
SBC Communications Inc. 5.875% 2012	38,460	39,278
SBC Communications Inc. 5.875% 2012	13,000	13,259
SBC Communications Inc. 5.10% 2014	22,745	22,119
SBC Communications Inc. 5.625% 2016	18,000	17,950
SBC Communications Inc. 6.45% 2034	11,175	11,377
AT&T Inc. 6.80% 2036	3,710	3,956
AT&T Wireless Services, Inc. 7.875% 2011	28,855	31,502
AT&T Wireless Services, Inc. 8.125% 2012	87,630	98,715
BellSouth Corp. 4.20% 2009	3,250	3,161
BellSouth Corp. 4.75% 2012	50,000	48,312
BellSouth Capital Funding Corp. 7.875% 2030	10,490	12,216
BellSouth Corp. 6.55% 2034	35,260	36,262
France Télécom 6.75% 2008[1]	€3,500	4,757
France Télécom 7.75% 2011[1]	$85,050	92,725
Sogerim SA 7.25% 2011	€2,650	3,847
Telecom Italia SpA 6.25% 2012	8,990	12,564
Telecom Italia Capital SA, Series B, 5.25% 2013	$16,050	15,325
Telecom Italia Capital SA 5.25% 2015	37,000	34,621
Telecom Italia Capital SA 7.20% 2036	17,000	17,816
Telefónica Emisiones, SAU 6.421% 2016	20,000	20,669
Telefónica Emisiones, SAU 7.045% 2036	29,000	30,902
Verizon Global Funding Corp. 6.125% 2007	3,625	3,635
Verizon Global Funding Corp. 7.375% 2012	7,360	8,056
Verizon Global Funding Corp. 4.90% 2015	14,251	13,615
Verizon Global Funding Corp. 7.75% 2030	11,576	13,618
Vodafone Group PLC 7.75% 2010	35,285	37,629
Deutsche Telekom International Finance BV 6.625% 2011	€1,200	1,726
Deutsche Telekom International Finance BV 8.125% 2012[1]	4,420	6,809
Deutsche Telekom International Finance BV 8.25% 2030[1]	$20,000	24,658
Windstream Corp. 8.125% 2013[2]	18,875	20,527
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	6,090	6,585
Windstream Corp. 8.625% 2016[2]	3,300	3,630
Triton PCS, Inc. 8.75% 2011[8]	3,975	3,717
Triton PCS, Inc. 9.375% 2011[8]	10,000	9,450
Triton PCS, Inc. 8.50% 2013	17,825	17,157
Dobson Cellular Systems, Inc. 8.375% 2011[2]	3,600	3,812
Dobson Cellular Systems, Inc. 8.375% 2011	900	953
Dobson Communications Corp. 9.624% 2012[1]	1,650	1,691
Dobson Cellular Systems, Inc. 9.875% 2012	13,300	14,563
Dobson Communications Corp. 8.875% 2013	8,975	9,188
Intelsat (Bermuda), Ltd. 10.484% 2012[1]	4,950	5,018
Intelsat (Bermuda), Ltd. 8.25% 2013	6,725	6,859
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,180
Intelsat PanAmSat Opco 9.00% 2016[2]	3,550	3,776
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	6,500	7,020
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	2,400	2,646
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	17,049
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,646
Embarq Corp. 6.738% 2013	20,000	20,497
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,529
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	3,600	3,408
U S WEST Capital Funding, Inc. 6.375% 2008	500	504
Qwest Capital Funding, Inc. 7.90% 2010	950	994
Qwest Communications International Inc. 7.25% 2011	6,000	6,165
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,259
Qwest Communications International Inc., Series B, 7.50% 2014	3,750	3,881
Qwest Capital Funding, Inc. 7.625% 2021	500	495
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,986
American Tower Corp. 7.125% 2012	17,525	18,095
Centennial Cellular Corp. 10.75% 2008	327	329
Centennial Communications Corp. 11.122% 2013[1]	7,500	7,969
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,591
British Telecommunications PLC 7.125% 2011[1]	€5,500	8,063
British Telecommunications PLC 8.625% 2020	£ 900	2,147
British Telecommunications PLC 5.75% 2028	1,800	3,384
British Telecommunications PLC 8.875% 2030	$1,600	2,195
Hawaiian Telcom Communications, Inc. 9.75% 2013	6,790	6,841
Hawaiian Telcom Communications, Inc. 10.889% 2013[1]	3,605	3,623
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,210
Cricket Communications, Inc. 9.375% 2014[2]	10,375	10,997
Rogers Wireless Inc. 7.25% 2012	1,275	1,358
Rogers Wireless Inc. 7.50% 2015	6,925	7,548
Rogers Cantel Inc. 9.75% 2016	1,250	1,575
Cincinnati Bell Inc. 7.25% 2013	6,800	7,072
Rural Cellular Corp. 9.75% 2010	1,750	1,807
Rural Cellular Corp. 8.25% 2012	750	785
Rural Cellular Corp. 11.121% 2012[1]	3,260	3,415
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,776
Telekom Austria AG 3.375% 2010	€4,200	5,395
NTELOS Inc., Term Loan B, 7.60% 2011[1,3]	$4,962	4,992
Millicom International Cellular SA 10.00% 2013	3,930	4,303
Koninklijke KPN NV 8.00% 2010	2,950	3,186
Level 3 Financing, Inc. 9.25% 2014[2]	2,500	2,562
América Móvil SA de CV 8.46% 2036	MXP27,000	2,551
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	$1,000	1,075
		1,264,279

UTILITIES — 2.61%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	37,475	37,810
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	28,500	29,494
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,883
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,200
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,938
Exelon Corp. 6.75% 2011	2,200	2,300
Exelon Generation Co., LLC 6.95% 2011	19,475	20,536
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,780
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,907
Edison Mission Energy 7.73% 2009	4,625	4,810
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,867
Edison Mission Energy 7.75% 2016	6,025	6,417
Midwest Generation, LLC, Series B, 8.56% 2016[3]	10,310	11,373
Homer City Funding LLC 8.734% 2026[3]	10,948	12,645
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	7,600	8,284
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,357
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,288
MidAmerican Energy Co. 5.125% 2013	7,500	7,401
MidAmerican Energy Co. 4.65% 2014	5,000	4,740
MidAmerican Energy Holdings Co. 6.125% 2036	17,750	17,954
NGG Finance PLC 6.125% 2011	€3,480	4,911
National Grid PLC 6.30% 2016	$37,605	39,017
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,848
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,587
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	30,000	30,013
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,785
PSEG Power LLC 3.75% 2009	6,825	6,595
PSEG Power LLC 7.75% 2011	18,700	20,224
PSEG Power LLC 5.00% 2014	11,690	11,167
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	3,012
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,877
Scottish Power PLC 5.375% 2015	31,415	31,048
Ameren Corp. 4.263% 2007	2,500	2,487
Cilcorp Inc. 8.70% 2009	1,000	1,076
Union Electric Co. 5.25% 2012	1,490	1,452
Union Electric Co. 4.65% 2013	11,000	10,312
Union Electric Co. 5.40% 2016	5,750	5,604
Cilcorp Inc. 9.375% 2029	12,265	13,779
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,835
Israel Electric Corp. Ltd. 7.70% 2018[2]	8,500	9,367
Israel Electric Corp. Ltd. 8.10% 2096[2]	12,000	13,294
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	14,140	14,137
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[1]	1,000	1,013
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	10,000	10,385
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,769
Ohio Power Co., Series J, 5.30% 2010	8,000	7,978
Ohio Power Co., Series H, 4.85% 2014	5,965	5,730
Appalachian Power Co., Series I, 4.95% 2015	1,000	950
Ohio Power Co., Series K, 6.00% 2016	15,000	15,430
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,843
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,948
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,180
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	18,101
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,792
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,922
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,910
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,755
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,869
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,733
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,680
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,537
AES Corp. 9.50% 2009	927	996
AES Corp. 9.375% 2010	4,803	5,241
AES Corp. 8.75% 2013[2]	1,000	1,076
AES Gener SA 7.50% 2014	5,000	5,305
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	12,375	12,379
Oncor Electric Delivery Co. 6.375% 2012	10,700	11,027
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,396
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,961
Kern River Funding Corp. 4.893% 2018[2,3]	9,240	8,990
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	722
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,811	3,050
Sierra Pacific Resources 8.625% 2014	900	971
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,551
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,003
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,182
Veolia Environnement 4.875% 2013	6,060	8,141
Energy East Corp. 6.75% 2012	$7,155	7,513
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,565
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,633
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,917
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,048
NRG Energy, Inc. 7.25% 2014	1,500	1,515
NRG Energy, Inc. 7.375% 2016	3,700	3,728
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,905
Florida Power & Light Co. 4.85% 2013	5,000	4,899
FPL Energy National Wind, LLC 5.608% 2024[2,3]	4,622	4,548
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,3]	3,500	3,538
Enersis SA 7.375% 2014	3,000	3,234
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,222
Alabama Power Co., Series R, 4.70% 2010	2,250	2,204
Wisconsin Gas Co. 5.20% 2015	2,025	1,978
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,751
		731,125

ENERGY — 2.57%
Energy Transfer Partners, LP 5.65% 2012	$28,270	$28,184
Energy Transfer Partners, LP 5.95% 2015	72,670	73,198
Energy Transfer Partners, LP 6.125% 2017	9,800	9,955
Energy Transfer Partners, LP 6.625% 2036	2,650	2,738
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	30,985	30,209
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	1,710	1,667
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,3]	15,570	17,410
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,118
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,3]	45,970	44,148
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	15,000	14,452
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	59,400	59,549
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	6,015
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	7,838
Enterprise Products Operating LP 4.95% 2010	8,000	7,871
Enterprise Products Operating LP 7.50% 2011	8,000	8,539
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	17,488
Enterprise Products Partners LP 5.60% 2014	6,855	6,743
Enterprise Products Operating LP, Series B, 5.00% 2015	8,645	8,165
Enterprise Products Operating LP 6.875% 2033	2,000	2,095
Enterprise Products Operating LP 8.375% 2066[1]	2,700	2,930
Pemex Finance Ltd. 8.875% 2010[3]	24,000	25,751
Pemex Project Funding Master Trust 5.75% 2015	10,000	9,942
Pemex Finance Ltd., Series 19990-2, Class A-3, 10.61% 2017[3]	11,700	15,092
Pemex Project Funding Master Trust 8.625% 2022	750	929
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,604
Kinder Morgan Energy Partners LP 5.00% 2013	14,029	13,352
Kinder Morgan Energy Partners LP 5.125% 2014	28,552	27,236
Kinder Morgan Energy Partners LP 7.30% 2033	5,000	5,439
Qatar Petroleum 5.579% 2011[2,3]	38,400	38,498
Nakilat Inc. 6.067% 2033[2,3]	5,000	4,905
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	26,833	26,424
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,3]	5,056	4,979
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,517
Williams Companies, Inc. 7.372% 2010[1,2]	2,500	2,562
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	300	310
Williams Companies, Inc. 7.125% 2011	500	523
Williams Partners LP 7.50% 2011[2]	5,725	5,997
Transcontinental Gas Pipe Line Corp. 6.40% 2016	200	203
Williams Partners LP 7.25% 2017[2]	1,675	1,717
Williams Companies, Inc. 7.875% 2021	3,025	3,259
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,813
Williams Companies, Inc. 8.75% 2032	5,080	5,766
Gulfstream Natural Gas 5.56% 2015[2]	5,000	4,940
Gulfstream Natural Gas 6.19% 2025[2]	12,235	12,329
Apache Corp. 6.25% 2012	16,000	16,632
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,3]	15,632	15,237
Sunoco, Inc. 4.875% 2014	14,830	13,906
Pogo Producing Co. 7.875% 2013	6,725	6,859
Pogo Producing Co. 6.625% 2015	300	287
Pogo Producing Co. 6.875% 2017	6,850	6,576
Reliance Industries Ltd. 10.25% 2097[2]	8,750	12,305
Drummond Co., Inc. 7.375% 2016[2]	9,600	9,456
Open Joint Stock Co. Gazprom 9.125% 2007	2,000	2,031
Gaz Capital SA 5.875% 2015	€5,125	7,134
Newfield Exploration Co. 7.625% 2011	$3,000	3,157
Newfield Exploration Co. 6.625% 2014	2,000	2,010
Newfield Exploration Co. 6.625% 2016	3,775	3,775
El Paso Corp. 6.375% 2009	750	761
El Paso Corp. 7.75% 2010	250	266
El Paso Energy Corp. 7.375% 2012	1,745	1,845
El Paso Corp. 7.875% 2012	875	943
El Paso Corp. 7.75% 2032	4,000	4,400
OPTI Canada Inc. 8.25% 2014[2]	5,975	6,169
Teekay Shipping Corp. 8.875% 2011	5,625	6,068
Devon Financing Corp., ULC 6.875% 2011	4,500	4,763
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	3,928	4,385
XTO Energy Inc. 5.65% 2016	4,250	4,209
Encore Acquisition Co. 6.00% 2015	4,450	4,083
OXYMAR 7.50% 2016[2,3]	3,077	3,258
Premcor Refining Group Inc. 9.50% 2013	2,750	2,971
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,430
Sabine Pass LNG, L.P. 7.25% 2013[2]	2,000	1,992
International Coal Group, Inc. 10.25% 2014	1,500	1,507
Overseas Shipholding Group, Inc. 8.25% 2013	1,400	1,479
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,236
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,265	1,235
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,3]	250	251
		720,015

MATERIALS — 1.59%
Stora Enso Oyj 5.125% 2014	€4,250	5,725
Stora Enso Oyj 6.404% 2016[2]	$30,040	30,862
Stora Enso Oyj 7.25% 2036[2]	29,715	31,243
Norske Skogindustrier ASA 7.625% 2011[2]	29,630	31,245
Norske Skogindustrier ASA 7.125% 2033[2]	16,335	15,468
UPM-Kymmene Corp. 5.625% 2014[2]	41,790	40,728
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	14,979
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	18,695	18,731
JSG Funding PLC 7.75% 2015	€2,000	2,678
JSG Funding PLC 7.75% 2015	$2,500	2,413
JSG Holdings PLC 11.50% 2015[7]	€10,321	13,842
Weyerhaeuser Co. 5.95% 2008	$3,000	3,025
Weyerhaeuser Co. 7.375% 2032	12,500	13,086
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]	21,160	15,883
Dow Chemical Co. 5.75% 2008	11,100	11,193
Dow Chemical Co. 6.00% 2012	2,400	2,469
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,559
Stone Container Corp. 8.375% 2012	1,675	1,650
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	250	236
Owens-Illinois, Inc. 8.10% 2007	3,130	3,153
Owens-Illinois, Inc. 7.35% 2008	5,250	5,309
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,355
Owens-Illinois, Inc. 7.50% 2010	2,250	2,270
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,558
Associated Materials Inc. 9.75% 2012	9,765	10,107
AMH Holdings, Inc. 0%/11.25% 2014[5]	2,000	1,360
Georgia Gulf Corp. 9.50% 2014[2]	8,300	8,134
Georgia Gulf Corp. 10.75% 2016[2]	3,175	3,064
Building Materials Corp. of America, Series B, 8.00% 2007	1,000	1,019
Building Materials Corp. of America 8.00% 2008	1,975	2,069
Building Materials Corp. of America 7.75% 2014	8,900	8,099
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,310	1,055
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,515	8,278
Equistar Chemicals, LP 10.125% 2008	6,100	6,512
Lyondell Chemical Co. 8.25% 2016	2,400	2,532
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	9,150	8,898
Nalco Co. 7.75% 2011	775	796
Nalco Co. 8.875% 2013	6,200	6,595
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,654	1,348
International Paper Co. 5.85% 2012	8,463	8,647
Graphic Packaging International, Inc. 8.50% 2011	3,325	3,458
Graphic Packaging International, Inc. 9.50% 2013	4,000	4,240
Plastipak Holdings, Inc. 8.50% 2015[2]	6,965	7,278
Momentive Performance Materials Inc. 9.75% 2014[2]	4,750	4,774
Momentive Performance Materials Inc. 11.50% 2016[2]	2,000	1,970
Praxair, Inc. 2.75% 2008	5,000	4,829
FMG Finance Pty Ltd. 10.625% 2016[2]	4,100	4,418
Domtar Inc. 7.125% 2015	4,475	4,408
Rhodia 10.25% 2010	97	111
Rhodia 8.875% 2011	549	582
Rhodia SA 9.25% 2011	€2,511	3,522
Ainsworth Lumber Co. Ltd. 7.25% 2012	$700	555
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,750	2,104
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,312
AEP Industries Inc. 7.875% 2013	3,775	3,832
Georgia-Pacific Corp., First Lien Term Loan B, 7.353% 2012[1,3]	3,469	3,495
Arbermarle Corp. 5.10% 2015	3,656	3,473
Chemtura Corp. 6.875% 2016	3,025	2,927
Mosaic Co. 7.375% 2014[2]	2,450	2,527
Mosaic Co. 7.625% 2016[2]	225	234
Rockwood Specialties Group, Inc. 10.625% 2011	218	233
Rockwood Specialties Group, Inc. 7.50% 2014	1,675	1,696
Rockwood Specialties Group, Inc. 7.625% 2014	€500	704
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	$1,928	1,668
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	735	816
ICI Wilmington, Inc. 4.375% 2008	200	196
ICI Wilmington, Inc. 5.625% 2013	2,000	1,978
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,942
Covalence Specialty Materials Corp. 10.25% 2016[2]	1,750	1,610
Vale Overseas Ltd. 6.25% 2017	1,500	1,514
Packaging Corp. of America 4.375% 2008	1,500	1,473
Neenah Paper, Inc. 7.375% 2014	1,250	1,200
Foundation PA Coal Co. 7.25% 2014	975	997
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,000	968
Airgas, Inc. 6.25% 2014	550	533
Ispat Inland ULC 9.75% 2014	206	231
		445,981

HEALTH CARE — 1.27%
Cardinal Health, Inc. 6.25% 2008	3,000	3,035
Cardinal Health, Inc. 5.64% 2009[1,2]	3,500	3,504
Cardinal Health, Inc. 6.75% 2011	12,625	13,238
Cardinal Health, Inc. 5.80% 2016[2]	10,000	9,995
Cardinal Health, Inc. 5.85% 2017	12,000	11,956
Allegiance Corp. 7.00% 2026	9,260	9,926
Humana Inc. 6.45% 2016	25,375	26,121
Humana Inc. 6.30% 2018	17,000	17,159
UnitedHealth Group Inc. 5.20% 2007	8,000	7,999
UnitedHealth Group Inc. 3.30% 2008	4,000	3,913
UnitedHealth Group Inc. 4.125% 2009	14,335	13,923
UnitedHealth Group Inc. 5.25% 2011	3,165	3,157
UnitedHealth Group Inc. 5.375% 2016	10,000	9,921
Wyeth 4.375% 2008[1]	7,195	7,121
Wyeth 5.50% 2016	21,165	21,231
HCA Inc., Term Loan B, 8.114% 2013[1,3]	19,325	19,615
HCA Inc. 9.125% 2014[2]	1,570	1,682
HCA Inc. 9.25% 2016[2]	2,180	2,341
HCA Inc. 9.625% 2016[2,7]	2,280	2,457
Aetna Inc. 5.75% 2011	24,000	24,389
Amgen Inc. 4.00% 2009	24,000	23,300
Boston Scientific Corp. 6.00% 2011	1,700	1,717
Boston Scientific Corp. 6.40% 2016	17,675	17,918
WellPoint, Inc. 5.00% 2011	6,500	6,426
WellPoint, Inc. 5.25% 2016	6,455	6,339
HealthSouth Corp. 11.354% 2014[1,2]	4,550	4,869
HealthSouth Corp. 10.75% 2016[2]	6,600	7,136
Hospira, Inc. 4.95% 2009	7,391	7,250
Hospira, Inc. 5.90% 2014	4,100	3,989
Tenet Healthcare Corp. 7.375% 2013	2,375	2,194
Tenet Healthcare Corp. 9.875% 2014	2,830	2,894
Tenet Healthcare Corp. 9.25% 2015	5,500	5,529
Accellent Inc. 10.50% 2013	9,450	9,852
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,804
Warner Chilcott Corp. 8.75% 2015	9,455	9,739
Universal Health Services, Inc. 7.125% 2016	7,440	7,784
Concentra Operating Corp. 9.50% 2010	3,020	3,186
Concentra Operating Corp. 9.125% 2012	3,835	4,046
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,450	3,588
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,000	2,175
Mylan Laboratories Inc. 5.75% 2010	2,025	2,030
Elan Corp., PLC 8.875% 2013[2]	1,300	1,306
Angiotech Pharmaceuticals, Inc. 9.12% 2013[1,2]	1,000	1,017
		356,771

INFORMATION TECHNOLOGY — 0.93%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	55,575	56,023
Electronic Data Systems Corp. 7.45% 2029	13,190	14,475
Cisco Systems, Inc. 5.25% 2011	45,750	45,907
Freescale Semiconductor, Inc., Term Loan B, 7.37% 2013[1,3]	25,000	25,110
Firestone Acquisition Corp. 8.875% 2014[2]	850	851
Sanmina-SCI Corp., Term Loan B, 7.938% 2008[1,3]	4,250	4,266
Sanmina-SCI Corp. 8.125% 2016	13,850	13,469
Hughes Communications, Inc. 9.50% 2014	15,425	16,177
Celestica Inc. 7.875% 2011	11,730	11,671
Celestica Inc. 7.625% 2013	4,170	4,087
NXP BV and NXP Funding LLC 8.118% 2013[1,2]	500	510
NXP BV and NXP Funding LLC 7.875% 2014[2]	3,750	3,895
NXP BV and NXP Funding LLC 9.50% 2015[2]	9,950	10,248
SunGard Data Systems Inc. 9.125% 2013	8,175	8,625
SunGard Data Systems Inc. 10.25% 2015	2,000	2,145
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	10,150	10,184
Sensata Technologies BV 8.25% 2014[1,2]	8,575	8,275
Serena Software, Inc. 10.375% 2016	4,647	4,955
Jabil Circuit, Inc. 5.875% 2010	4,750	4,720
Solectron Global Finance, LTD 8.00% 2016	4,000	4,070
Motorola, Inc. 8.00% 2011	2,750	3,046
Nortel Networks Ltd. 9.624% 2011[1,2]	2,500	2,647
Sabre Holdings Corp. 6.35% 2016	2,875	2,574
Iron Mountain Inc. 7.75% 2015	2,010	2,060
Exodus Communications, Inc. 11.625% 2010[6,8]	1,132	0
		259,990

CONSUMER STAPLES — 0.68%
CVS Corp. 5.298% 2027[2,3]	4,548	4,316
CVS Corp. 6.036% 2028[2,3]	46,825	46,773
Tyson Foods, Inc. 6.85% 2016[1]	43,750	45,142
SUPERVALU INC., Term Loan B, 7.10% 2012[1,3]	6,219	6,250
SUPERVALU INC. 7.50% 2012	365	378
Albertson’s, Inc. 7.25% 2013	3,525	3,603
Albertson’s, Inc. 8.00% 2031	4,000	4,077
Dole Food Co., Inc. 7.25% 2010	2,175	2,083
Dole Food Co., Inc. 8.875% 2011	8,935	8,846
Diageo Capital PLC 3.50% 2007	5,000	4,925
Diageo Capital PLC 4.375% 2010	2,395	2,331
Grand Metropolitan Investment Corp. 7.45% 2035	2,290	2,711
Rite Aid Corp. 6.125% 2008[2]	2,750	2,726
Rite Aid Corp. 9.50% 2011	4,500	4,731
Rite Aid Corp. 7.50% 2015	1,000	995
Vitamin Shoppe 12.874% 2012[1]	7,490	7,864
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	6,560	6,822
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	846
Jean Coutu Group (PJC) Inc. 8.50% 2014	5,735	5,800
Nabisco, Inc. 7.05% 2007	6,500	6,559
Stater Bros. Holdings Inc. 8.86% 2010[1]	475	483
Stater Bros. Holdings Inc. 8.125% 2012	5,585	5,697
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009	€4,250	5,591
Spectrum Brands, Inc. 7.375% 2015	$3,500	3,045
Kellogg Co. 7.45% 2031	2,310	2,767
Elizabeth Arden, Inc. 7.75% 2014	1,780	1,802
Smithfield Foods, Inc., Series A, 8.00% 2009	1,000	1,050
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,3,6,8]	1,232	925
		189,138

MORTGAGE-BACKED OBLIGATIONS[3]— 20.37%
Fannie Mae 7.00% 2009	47	48
Fannie Mae 7.50% 2009	102	103
Fannie Mae 7.50% 2009	98	100
Fannie Mae 7.50% 2009	23	24
Fannie Mae 7.50% 2009	15	15
Fannie Mae 7.50% 2009	14	14
Fannie Mae 7.50% 2009	8	8
Fannie Mae 8.50% 2009	40	40
Fannie Mae 9.50% 2009	20	21
Fannie Mae 7.00% 2010	43	43
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	61,213
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	49,942
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	44,775
Fannie Mae 4.89% 2012	25,000	24,600
Fannie Mae 4.00% 2015	28,809	27,527
Fannie Mae 7.00% 2016	251	257
Fannie Mae 11.50% 2016	557	623
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	12,425	12,560
Fannie Mae 5.00% 2018	22,784	22,473
Fannie Mae 5.00% 2018	16,159	15,938
Fannie Mae 5.00% 2018	8,837	8,716
Fannie Mae 5.50% 2018	2,857	2,864
Fannie Mae, Series 2003-35, Class FY, 5.75% 2018[1]	17,206	17,322
Fannie Mae 9.00% 2018	41	44
Fannie Mae 10.00% 2018	387	430
Fannie Mae 5.50% 2019	29,785	29,853
Fannie Mae 5.50% 2019	11,655	11,669
Fannie Mae 12.00% 2019	477	541
Fannie Mae 4.50% 2020	6,886	6,642
Fannie Mae, Series 90-93, Class G, 5.50% 2020	38	38
Fannie Mae 11.00% 2020	179	200
Fannie Mae 11.249% 2020[1]	459	520
Fannie Mae 6.00% 2021	10,842	10,994
Fannie Mae 9.00% 2022	109	115
Fannie Mae 7.50% 2023	127	132
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[1]	817	904
Fannie Mae, Series 2001-4, Class NA, 11.905% 2025[1]	4,083	4,536
Fannie Mae 6.157% 2026[1]	644	652
Fannie Mae 7.00% 2026	1,506	1,561
Fannie Mae 8.50% 2027	17	18
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,562	2,494
Fannie Mae 7.00% 2028	879	911
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	5,481	5,683
Fannie Mae 6.50% 2029	282	285
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	910	949
Fannie Mae 7.50% 2029	72	75
Fannie Mae 7.50% 2029	68	70
Fannie Mae 7.00% 2030	199	207
Fannie Mae 7.50% 2030	203	210
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	8,023	8,221
Fannie Mae 7.00% 2031	339	350
Fannie Mae 7.50% 2031	532	551
Fannie Mae 7.50% 2031	62	64
Fannie Mae, Series 2001-20, Class E, 9.611% 2031[1]	147	159
Fannie Mae, Series 2001-20, Class C, 12.046% 2031[1]	182	203
Fannie Mae 7.00% 2032	255	263
Fannie Mae 3.74% 2033[1]	3,246	3,193
Fannie Mae 5.50% 2033	71,852	71,201
Fannie Mae 4.476% 2035[1]	4,056	3,990
Fannie Mae 4.569% 2035[1]	19,058	18,781
Fannie Mae 5.00% 2035	36,288	35,039
Fannie Mae 5.00% 2035	9,051	8,742
Fannie Mae 5.50% 2035	79,710	78,888
Fannie Mae 5.50% 2035	8,453	8,362
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,802
Fannie Mae 6.50% 2035	15,216	15,559
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,196	8,428
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,772	7,056
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,266	1,664
Fannie Mae 5.50% 2036	79,036	78,123
Fannie Mae 5.50% 2036	66,188	65,433
Fannie Mae 5.50% 2036	65,906	65,144
Fannie Mae 5.50% 2036	43,262	42,768
Fannie Mae 5.50% 2036	31,708	31,346
Fannie Mae 5.50% 2036	522	516
Fannie Mae 5.50% 2036	46	45
Fannie Mae, Series 2006-96, Class FD, 5.85% 2036[1]	1,809	1,825
Fannie Mae 6.00% 2036	50,000	50,344
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	27,259	27,585
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	24,560	24,830
Fannie Mae 6.00% 2036	16,356	16,479
Fannie Mae 6.00% 2036	4,228	4,257
Fannie Mae 6.50% 2036	13,189	13,513
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	8,563	8,802
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,669	2,740
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	6,087	6,316
Freddie Mac 8.25% 2007	15	15
Freddie Mac 8.25% 2007	3	3
Freddie Mac 8.50% 2007	2	2
Freddie Mac 8.00% 2008	1	1
Freddie Mac 8.50% 2008	9	9
Freddie Mac 8.50% 2008	8	8
Freddie Mac 8.50% 2008	2	2
Freddie Mac 8.50% 2008	1	1
Freddie Mac 8.75% 2008	28	28
Freddie Mac 8.75% 2008	10	10
Freddie Mac 8.75% 2008	5	5
Freddie Mac 8.75% 2008	4	4
Freddie Mac 8.00% 2009	3	3
Freddie Mac 8.50% 2009	66	67
Freddie Mac 8.50% 2010	80	82
Freddie Mac 8.50% 2010	19	19
Freddie Mac 4.00% 2015	39,483	37,333
Freddie Mac 6.00% 2017	646	656
Freddie Mac, Series 2310, Class A, 10.518% 2017[1]	818	881
Freddie Mac 5.00% 2018	21,648	21,322
Freddie Mac 11.00% 2018	100	111
Freddie Mac 8.50% 2020	215	230
Freddie Mac 8.50% 2020	68	73
Freddie Mac, Series 41, Class F, 10.00% 2020	147	147
Freddie Mac, Series 178, Class Z, 9.25% 2021	110	117
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,750	2,825
Freddie Mac 8.00% 2026	127	135
Freddie Mac 8.50% 2027	28	31
Freddie Mac 4.50% 2035	27,857	26,097
Freddie Mac 4.646% 2035[1]	24,153	23,748
Freddie Mac 4.789% 2035[1]	12,425	12,252
Freddie Mac 5.00% 2035	45,807	44,224
Freddie Mac, Series 3061, Class PN, 5.50% 2035	59,206	59,308
Freddie Mac 5.50% 2035	22,522	22,276
Freddie Mac 5.50% 2035	22,366	22,121
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,750	7,327
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,301	4,846
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,677
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,662
Freddie Mac, Series 3257, Class PA, 5.50% 2036	57,275	56,975
Freddie Mac 5.50% 2036	39,229	38,800
Freddie Mac 6.00% 2036	308,540	310,805
Freddie Mac, Series 3233, Class PA, 6.00% 2036	49,748	50,464
Freddie Mac, Series 3156, Class NG, 6.00% 2036	16,947	17,281
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	14,684	14,086
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	11,756	11,486
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	5,906	5,772
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,150	1,153
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	118	119
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.326% 2033[1]	849	840
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	6,562	6,619
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,737	1,770
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.604% 2034[1]	18,713	18,466
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	10,448	10,416
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,897	5,924
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	479
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,518	1,483
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	17,881	17,895
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,899	6,939
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	67,122	69,423
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2]	1,500	1,611
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	32,621	22,521
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	32,353	31,959
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	33,750	33,724
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[2]	500	509
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,803
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	7,548	7,400
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,521
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,000	977
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,320
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	5,000	4,856
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,916
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038	12,000	11,853
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,761
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039	14,000	14,228
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	42,000	41,690
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.791% 2041[1]	5,725	6,122
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	10,155	9,956
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	12,963	12,721
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	17,406	17,006
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,211	4,099
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	7,397	7,401
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	87,742	87,613
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	54,980	54,932
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	34,308	34,018
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	21,086	20,724
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	14,256	14,222
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,948	2,914
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.758% 2035[1]	25,614	25,640
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	33,008	32,893
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,196	16,286
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,203	1,199
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	32,193	32,146
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	25,628	25,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.98% 2034[2]	2,500	2,549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,292	1,259
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.333% 2037[1]	45,000	45,218
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	413
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	15,439	14,979
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,000	20,328
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,355
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,591
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,065
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	89,923
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	1,361	1,364
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.221% 2031[1]	217,104	2,460
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.008% 2031[1,2]	144,478	3,754
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,512
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	20,785	20,302
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,176
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	2,752	2,705
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,665
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,047
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	37,867
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	10,294	9,872
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,370	1,326
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	1,652	1,649
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	28,470	27,823
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	6,190	6,122
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	5,470	5,419
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.337% 2033[1]	14,288	14,112
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.564% 2034[1]	31,620	31,117
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.843% 2037[1]	28,652	28,509
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.61% 2045[1]	17,730	17,800
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	18,879	18,424
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	6,225	6,080
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	11,816	11,728
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	39,775	39,861
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,419	2,375
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	37,600	37,114
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	962
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,942
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	11,142	11,147
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	8,400	8,412
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	33,141
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,324
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	7,632
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	48,614
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	7,680	7,704
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	3,200	3,206
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	375	375
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	3,375	3,375
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	3,375	3,375
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	2,375	2,376
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,297
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	42,469
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	19,000	18,988
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	7,150	7,132
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	1,400	1,397
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.023% 2035[1]	27,195	27,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.961% 2036[1]	16,452	16,493
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.963% 2036[1]	49,601	49,726
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	8,969	8,986
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.969% 2033[1]	24,939	24,530
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.043% 2033[1]	5,188	5,125
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.114% 2033[1]	5,471	5,428
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.232% 2034[1]	13,839	13,548
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[1]	2,381	2,349
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	50,541
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,930	3,768
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	6,863	6,704
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	22,224	21,901
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	67,558	67,493
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.467% 2033[1]	3,810	3,748
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.688% 2033[1]	8,070	7,974
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.629% 2034[1]	9,891	9,756
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.129% 2034[1]	4,063	4,054
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.675% 2035[1]	71,974	71,425
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,094
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,931
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,492
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,686
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,923
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	35,000	34,392
Wachovia Bank Commercial Mortgage Trust, Series 2006-C22, Class A-PB, 5.446% 2044	8,038	8,032
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,862
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	53,475	55,541
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-2, 4.342% 2041	13,875	13,575
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,679
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,945
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,231
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	40,957	41,562
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	11,607	11,718
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	8,841	9,029
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,190	6,546
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.828% 2035[1]	28,902	28,928
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.943% 2036[1]	30,305	30,443
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	6,191	6,215
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,366
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,929
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	31,488
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,153
Government National Mortgage Assn. 7.50% 2007	2	2
Government National Mortgage Assn. 6.50% 2008	90	92
Government National Mortgage Assn. 6.50% 2008	26	27
Government National Mortgage Assn. 7.50% 2008	20	21
Government National Mortgage Assn. 7.50% 2008	18	18
Government National Mortgage Assn. 7.50% 2008	15	15
Government National Mortgage Assn. 7.50% 2008	12	12
Government National Mortgage Assn. 7.50% 2008	4	4
Government National Mortgage Assn. 6.50% 2009	32	32
Government National Mortgage Assn. 7.50% 2009	34	34
Government National Mortgage Assn. 7.50% 2009	33	34
Government National Mortgage Assn. 7.50% 2009	28	28
Government National Mortgage Assn. 7.50% 2009	26	27
Government National Mortgage Assn. 7.50% 2009	24	24
Government National Mortgage Assn. 7.50% 2009	20	21
Government National Mortgage Assn. 7.50% 2009	13	13
Government National Mortgage Assn. 9.00% 2009	312	317
Government National Mortgage Assn. 9.50% 2009	373	385
Government National Mortgage Assn. 9.50% 2009	28	29
Government National Mortgage Assn. 9.00% 2016	112	122
Government National Mortgage Assn. 9.00% 2017	31	34
Government National Mortgage Assn. 9.50% 2019	277	308
Government National Mortgage Assn. 8.50% 2020	48	52
Government National Mortgage Assn. 8.50% 2020	30	32
Government National Mortgage Assn. 9.50% 2020	93	103
Government National Mortgage Assn. 10.00% 2020	708	799
Government National Mortgage Assn. 8.50% 2021	236	256
Government National Mortgage Assn. 8.50% 2021	152	164
Government National Mortgage Assn. 8.50% 2021	71	76
Government National Mortgage Assn. 8.50% 2021	41	44
Government National Mortgage Assn. 10.00% 2021	1,544	1,718
Government National Mortgage Assn. 9.00% 2022	27	30
Government National Mortgage Assn. 8.50% 2023	30	33
Government National Mortgage Assn. 8.50% 2024	26	28
Government National Mortgage Assn. 8.50% 2024	24	26
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	25	26
Government National Mortgage Assn. 8.50% 2029	28	30
Government National Mortgage Assn. 4.00% 2035[1]	13,625	13,423
Government National Mortgage Assn. 4.00% 2035[1]	6,317	6,208
Government National Mortgage Assn. 4.00% 2035[1]	2,858	2,809
Government National Mortgage Assn. 6.00% 2036	25,510	25,817
Nykredit 4.00% 2035	DKr305,842	50,025
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.878% 2036[1]	$49,643	49,458
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	22,500	22,616
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,696
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	10,000	10,098
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,000	4,057
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	8,730	8,887
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.967% 2035[1]	45,716	45,816
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036	44,563	44,870
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	39,928	43,929
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	2,177	2,186
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,933
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	3,714	3,727
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	16,420	17,061
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,503	5,375
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	20,358	20,126
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[1]	6,049	5,975
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.53% 2033[1]	9,048	8,880
Deutsche Genossen-Hypobank, Series 883, 5.25% 2009	€29,447	40,056
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.647% 2036[1]	38,083	38,002
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	12,777	12,686
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.582% 2034[1]	23,734	23,488
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	15,050	14,966
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	20,951	20,945
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.197% 2030[1]	31,076	32,038
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[1]	3,750	3,860
MASTR Alternative Loan Trust, Series 2004-5, Class 5-A-1, 4.75% 2019	8,216	7,955
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	729	730
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,399	1,395
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	16,283	15,962
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,021	3,960
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	5,212	5,208
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	565	571
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	10,000	9,887
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	25,213
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	14,030	13,580
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,2]	6,270	6,296
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.729% 2027[1,2]	2,330	2,336
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.851% 2028[1,2]	1,539	1,572
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033[1]	1,898	1,868
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,814	6,326
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,654	2,613
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.15% 2045[1]	32,422	32,734
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	19,742	19,689
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	12,987	12,999
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	16,175	15,798
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	15,411	15,425
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	24,132	23,560
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[1]	7,903	7,634
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,933
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,744
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	16,740	16,392
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.941% 2035[1]	12,763	12,651
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	5,000	5,230
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	18,070
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,282
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.96% 2036[1]	27,487	27,664
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,500	15,511
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,454
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,452
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.278% 2039	8,000	7,955
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,721
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.688% 2034[1]	22,719	22,198
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,990	2,981
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	24,779
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	17,784
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,090	6,884
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	13,131	13,292
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,779	9,946
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	179	181
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	17,590	18,413
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,799	1,811
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,590
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	16,733	16,421
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	4,548	4,493
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,487
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	15,000	14,978
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	13,339	13,315
Dexia Municipal Agency 3.50% 2009	€10,076	13,124
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	$11,951	11,737
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	10,000	10,200
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.319% 2034[1]	10,090	9,886
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.61% 2035[1]	7,495	7,506
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,469	1,495
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[2]	8,500	8,488
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	8,261	8,317
Hypothekenbank in Essen AG 5.25% 2008	€6,000	8,021
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[1]	$7,875	7,865
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,629
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A-2, 4.353% 2042	$6,675	6,533
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	6,569	6,522
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	6,662	6,389
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	3,209	3,246
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	2,283	2,295
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,165
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,736
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	3,047	2,989
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.487% 2040[1,2]	2,070	1,993
SACO I Trust, Series 2005-2, Class A, interest only, 4.50% 2007[1,2]	24,546	681
SACO I Trust, Series 2005-1, Class A, interest only, 4.50% 2007[1,2]	16,489	339
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[2]	29,359	919
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	571	592
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	416	415
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017	105	84
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017	105	26
		5,704,798

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.93%
U.S. Treasury 3.125% 2007	150	149
U.S. Treasury 3.625% 2007	96,945	96,301
U.S. Treasury 3.375% 2007[9]	63,719	63,635
U.S. Treasury 6.25% 2007	143,385	143,597
U.S. Treasury 3.375% 2008	10,500	10,231
U.S. Treasury 3.625% 2008[9]	825	834
U.S. Treasury 3.625% 2009	25,000	24,340
U.S. Treasury 5.50% 2009[4]	5,510	5,602
U.S. Treasury 0.875% 2010[9]	21,795	20,669
U.S. Treasury 6.50% 2010	40,000	42,031
U.S. Treasury 2.375% 2011[9]	18,158	18,089
U.S. Treasury 3.50% 2011[9]	81,206	84,546
U.S. Treasury 4.25% 2011	30,000	29,510
U.S. Treasury 4.50% 2011	108,000	107,055
U.S. Treasury 4.50% 2011	275	273
U.S. Treasury 4.875% 2011	23,850	24,020
U.S. Treasury 5.00% 2011	25,000	25,316
U.S. Treasury 4.875% 2012	56,335	56,863
U.S. Treasury 10.375% 2012	24,500	25,595
U.S. Treasury 3.625% 2013	100,000	94,250
U.S. Treasury 4.25% 2013	793,650	773,936
U.S. Treasury 12.00% 2013	10,000	11,094
U.S. Treasury 2.00% 2014[9]	54,254	52,713
U.S. Treasury 4.00% 2014	275	263
U.S. Treasury 4.25% 2014	60,000	58,256
U.S. Treasury 11.25% 2015	90,000	129,333
U.S. Treasury 4.50% 2016	146,495	144,207
U.S. Treasury 9.25% 2016	10,000	13,327
U.S. Treasury 8.875% 2017	80,000	107,050
U.S. Treasury Principal Strip 0% 2018	31,220	18,106
U.S. Treasury 8.00% 2021	200	265
U.S. Treasury 6.875% 2025	129,700	160,544
U.S. Treasury 3.875% 2029[9]	6,786	8,560
U.S. Treasury 3.375% 2032[9]	882	1,067
U.S. Treasury 4.50% 2036	76,975	73,235
Fannie Mae 4.25% 2007	210,731	209,610
Fannie Mae 4.75% 2007	65,210	65,001
Fannie Mae 5.25% 2007	103,500	103,485
Fannie Mae 5.25% 2012	50,000	50,286
Federal Home Loan Bank 3.70% 2007	35,280	34,937
Federal Home Loan Bank 4.625% 2007	25,550	25,460
Federal Home Loan Bank 5.625% 2016	17,000	17,503
Freddie Mac 4.125% 2009	25,000	24,469
Freddie Mac 4.125% 2010	13,250	12,905
Freddie Mac 5.25% 2011	20,000	20,235
Freddie Mac 6.25% 2012	15,000	15,018
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,782
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	15,000	14,945
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	10,000	10,117
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]	9,790	9,308
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,840
		3,059,763

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.63%
Japanese Government 0.50% 2007	¥10,511,900	88,346
Japanese Government 0.90% 2008	7,187,550	60,531
Japanese Government 1.80% 2010	487,350	4,201
Japanese Government 1.30% 2011	1,160,250	9,813
Japanese Government 1.50% 2014	3,150,950	26,426
Japanese Government 2.30% 2035	5,212,000	43,878
United Mexican States Government Global 10.375% 2009	$9,700	10,718
United Mexican States Government, Series MI10, 9.50% 2014	MXP547,600	57,047
United Mexican States Government Global 11.375% 2016	$3,750	5,409
United Mexican States Government, Series M20, 8.00% 2023	MXP153,800	14,867
United Mexican States Government, Series M20, 10.00% 2024	489,800	56,310
United Mexican States Government Global 7.50% 2033	$6,705	7,929
United Mexican States Government Global 6.75% 2034	9,795	10,603
Israeli Government 7.50% 2014	ILS539,902	141,977
Israeli Government 6.50% 2016	66,360	16,724
Polish Government 5.75% 2010	PLN259,820	91,990
Polish Government 6.00% 2010	157,250	56,204
Singapore (Republic of) 3.125% 2011	S$ 94,525	61,929
Singapore (Republic of) 3.625% 2011	11,395	7,623
Singapore (Republic of) 3.75% 2016	105,325	72,727
German Government 4.50% 2009	€55,000	73,570
German Government 4.25% 2014	5,580	7,501
German Government 4.00% 2016	25,290	33,477
German Government 6.25% 2030	11,120	19,259
United Kingdom 4.50% 2007	£ 5,554	10,861
United Kingdom 5.00% 2008	1,380	2,697
United Kingdom 4.75% 2010	11,890	23,031
United Kingdom 4.75% 2015	21,303	41,599
United Kingdom 4.75% 2038	23,305	50,242
Swedish Government 5.00% 2009	SKr422,380	63,260
Swedish Government 5.25% 2011	311,885	48,073
Korean Government 5.00% 2011	KRW12,182,520	13,110
Korean Government 4.25% 2014	15,528,880	15,888
Korean Government 5.25% 2015	72,471,970	79,117
Canadian Government 4.25% 2026[9]	C$64,829	78,733
Thai Government 4.125% 2009	THB1,325,000	36,593
Thai Government 5.25% 2013	100,000	2,844
Thai Government 5.00% 2014	735,810	20,493
Thai Government 5.40% 2016	378,000	10,672
French Government O.A.T. Eurobond Strip Principal 0% 2019	€14,000	11,146
French Government O.A.T. Eurobond 5.50% 2029	7,610	12,031
French Government O.A.T. Eurobond 4.75% 2035	26,150	38,082
Russian Federation 5.00%/7.50% 2030[3,5]	$45,695	51,807
Russian Federation 5.00%/7.50% 2030[2,3,5]	145	164
Spanish Government 4.25% 2007	€34,030	45,030
Netherlands Government Eurobond 5.75% 2007	17,863	23,622
Netherlands Government Eurobond 5.25% 2008	6,000	8,069
Netherlands Government Eurobond 5.00% 2012	9,560	13,267
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$23,000	29,699
Export-Import Bank of China 4.875% 2015[2]	20,000	19,344
Argentina (Republic of) 4.193% 2012[1,3]	4,265	3,025
Argentina (Republic of) 5.83% 2033[3,7,9]	ARS33,653	11,592
Argentina (Republic of) GDP-Linked 2035	53,810	2,093
Argentina (Republic of) 0.63% 2038[3,9]	12,716	1,937
Hungarian Government 6.00% 2011	HUF2,995,150	14,928
Italian Government BTPS Eurobond 6.00% 2007	€10,354	13,896
Brazilian Treasury Bill 6.00% 2010[9]	R$8,579	3,844
Brazil (Federal Republic of) Global 7.875% 2015	$1,250	1,396
Brazil (Federal Republic of) Global 8.00% 2018[3]	644	718
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,717
Brazil (Federal Republic of) Global 12.25% 2030	425	707
Brazil (Federal Republic of) Global 11.00% 2040	3,110	4,125
El Salvador (Republic of) 7.65% 2035[2]	8,580	9,760
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,995
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,896
Corporación Andina de Fomento 6.875% 2012	5,895	6,277
Corporación Andina de Fomento 5.125% 2015	2,000	1,928
State of Qatar 9.75% 2030	5,220	7,804
Panama (Republic of) Global 7.125% 2026	690	749
Panama (Republic of) Global 8.875% 2027	250	319
Panama (Republic of) Global 9.375% 2029	340	456
Panama (Republic of) Global 6.70% 2036[3]	5,748	6,007
Columbia (Republic of) Global 8.25% 2014	2,500	2,850
Colombia (Republic of) Global 12.00% 2015	COP4,600,000	2,445
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP18,425	2,968
Egypt (Arab Republic of) Treasury Bill 0% 2007	6,175	1,079
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP1,825	318
Turkey (Republic of) 12.375% 2009	$500	579
Turkey (Republic of) 15.00% 2010	TRY5,250	3,314
Peru (Republic of) 9.125% 2012	$432	501
Peru (Republic of) 8.375% 2016	2,500	2,981
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1,3]	331	330
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,143
Indonesia (Republic of) 12.80% 2021	11,890,000	1,561
Indonesia (Republic of) 12.90% 2022	2,562,000	338
Dominican Republic 9.50% 2011[2,3]	$2,344	2,530
Venezuela (Republic of) Global 8.50% 2014	245	278
Venezuela (Republic of) 9.25% 2027	780	996
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,184
		1,856,097

ASSET-BACKED OBLIGATIONS[3]— 6.02%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	4,915	4,886
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	2,150	2,152
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,688
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	59,717
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,473
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	67,691
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	20,119
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,706
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	51,820	51,385
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	53,827
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	29,750
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	1,615	1,591
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	208	206
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	6,488	6,401
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	13,051	12,859
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,309
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	17,605	17,365
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	7,600	7,596
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	10,047
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	23,467
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	26,252
CWABS, Inc., Series 2006-23, Class 2-A-3, 5.52% 2033[1]	20,000	19,981
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.63% 2033[1]	1,986	1,988
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.62% 2034[1]	7,264	7,274
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,415
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.50% 2036[1]	37,506	37,586
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	17,000	16,997
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	41,776
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	26,000	25,976
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,663
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,020
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	786	773
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	8,790	8,735
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,759
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,695
WFS Financial Owner Trust, Series 2003-1, Class A-4, 2.74% 2010	1,849	1,818
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,426	1,398
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	11,357	11,105
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,440
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	20,000	20,153
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	25,312	25,379
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	45,000	44,930
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	17,000	16,770
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,829
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	4,253	4,227
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,952
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,533
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,271	3,427
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.56% 2027[1]	971	971
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,774	3,935
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,335
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,473	1,503
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,201
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	740	739
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	12,166	12,077
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	20,000	19,922
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	18,000	17,897
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	14,417
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	19,594	19,319
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035	12,500	12,203
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	3,782	3,748
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2]	25,460	25,575
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,332
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 6.10% 2009[1]	2,485	2,503
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,743
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	28,152	27,079
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	25,830	25,919
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	15,789
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034	9,650	9,700
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,188
Chase Issuance Trust, Series 2006-4, Class C, 5.64% 2014[1]	8,000	8,004
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	10,000	9,903
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	15,000	15,012
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	17,055	17,044
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.58% 2035[1]	7,427	7,430
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,379
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	19,981
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.48% 2013[1]	2,000	1,998
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,196
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,539
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,189
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.65% 2033[1]	198	198
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.85% 2034[1]	20,534	20,614
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.88% 2034[1]	18,822	18,878
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	3,991	1,348
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	3,332	3,430
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	7,526	7,798
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	3,972	3,653
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	8,028	80
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 7.10% 2033[1]	2,551	2,568
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 7.365% 2007[1,2]	10,158	10,194
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	8,250	8,315
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,545	16,364
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,989
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,991
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	15,000	14,791
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	13,800	14,508
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	14,558	14,398
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	14,250	14,379
American Express Credit Account Master Trust, Series 2005-3, Class B, 5.49% 2011[1]	7,000	7,004
American Express Credit Account Master Trust, Series 2006-3, Class C, 5.63% 2014[1,2]	6,000	5,997
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.58% 2031[1]	1,513	1,515
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,924
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	5,750	5,648
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	6,791	6,716
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,000	9,981
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,993
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	11,500	11,374
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	3,327	3,177
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,706	1,683
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	5,602	5,614
Providian Master Note Trust, Series 2005-A1A, Class A, 5.41% 2012[1,2]	10,000	10,008
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.05% 2010[1,2]	8,000	8,014
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	7,552	7,430
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,364
Discover Card Master Trust I, Series 1996-4, Class B, 5.90% 2013[1]	7,000	7,119
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,055
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,834
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.361% 2010[1,2]	6,630	6,642
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.97% 2035[1]	6,500	6,573
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	5,470	5,525
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	5,037
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.70% 2011[1]	5,000	5,023
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	4,968	4,999
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,432
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	2,019
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[2]	3,853	3,854
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	3,581	3,629
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 5.64% 2022[1]	3,582	3,593
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,430
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	3,400	3,353
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,247
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	$2,000	2,051
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,642	1,638
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,497
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.66% 2035[1]	1,432	1,432
Capital One Master Trust, Series 2002-1A, Class B, 5.95% 2011[1]	1,000	1,010
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	889	888
NPF XII, Inc., Series 1999-3, Class B, 2.763% 2003[1,2,6]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 2.30% 2004[1,2,6]	7,000	193
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,6]	16,000	440
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.475% 2032[1]	581	581
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010	577	564
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	442	438
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[2]	47	47
		1,686,937

MUNICIPALS — 0.62%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	$64,975	$72,639
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	26,905	29,067
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	27,136	27,072
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	18,067	18,050
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,902
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,905
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	6,585	7,258
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	6,855	6,901
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 2.88% 2007	2,000	1,990
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 3.09% 2007	2,200	2,166
		174,950

Total bonds & notes (cost: $24,331,753,000)		24,669,630

Convertible securities — 0.37%	Shares or principal amount

INFORMATION TECHNOLOGY — 0.10%
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,718
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,985
		26,703

TELECOMMUNICATION SERVICES — 0.07%
American Tower Corp. 5.00% convertible debentures 2010	$21,000,000	21,026

CONSUMER DISCRETIONARY — 0.07%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	12,089
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	228,100	7,801
		19,890

UTILITIES — 0.06%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,397

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	70,400	4,737

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		12,640

Total convertible securities (cost: $89,079,000)		102,393

Preferred securities — 3.75%	Shares	Market value (000)

FINANCIALS — 3.71%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	121,238,000	$128,522
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	52,000,000	54,410
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	85,750,000	96,683
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]	25,000,000	37,044
HSBC Capital Funding LP 8.03% noncumulative preferred[1]	20,000,000	30,750
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	105,720,000	107,570
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	12,000,000	12,731
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[1]	4,650,000	6,000
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	57,995,000	59,082
Fannie Mae, Series O, 7.00% preferred[1,2]	900,000	48,206
Fannie Mae, Series E, 5.10% preferred	150,000	6,787
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	21,750,000	22,144
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	15,000,000	16,781
BNP Paribas 5.186% noncumulative[1,2]	12,000,000	11,540
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	48,065
Wachovia Capital Trust III 5.80%[1]	45,000,000	45,413
Banco Santander Central Hispano, SA 6.80%[2,10]	1,600,000	41,200
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	33,925,000	35,454
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	1,200,000	31,548
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	24,750,000	27,341
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	23,889
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	16,000,000	15,231
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,567
Weingarten Realty Investors, Series D, 6.75% preferred 2008	495,420	12,569
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable preferred depositary shares	250,000	6,435
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	17,638,000	18,571
Société Générale 7.85%[1,2]	17,705,000	17,839
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,628
Freddie Mac, Series U, 5.90%	500,000	13,075
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,110
HVB Funding Trust VIII 7.055%[1]	7,400,000	10,847
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[1]	3,000,000	6,192
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	6,019
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,055
Westpac Capital Trust IV 5.256%[1,2]	4,500,000	4,285
		1,040,583

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	475

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[8,10]	50,565	0

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[7,8,10]	24	0

MISCELLANEOUS — 0.04%
Other preferred securities in initial period of acquisition		9,987

Total preferred securities (cost: $973,016,000)		1,051,045

Common stocks — 0.32%	Shares	Market value (000)

UTILITIES — 0.23%
Drax Group PLC	4,014,950	$64,148

TELECOMMUNICATION SERVICES — 0.03%
Dobson Communications Corp., Class A10	1,051,359	9,157
XO Holdings, Inc.[10]	7,614	33
		9,190

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[2,8,10]	3,984,039	3,984
Delta Air Lines, Inc.[2,10]	312,961	407
		4,391

INFORMATION TECHNOLOGY — 0.02%
ZiLOG, Inc.[10,11]	879,000	3,850

FINANCIALS — 0.01%
Beverly Hills Bancorp Inc.	446,000	3,697

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,10,11]	331,291	83

MISCELLANEOUS — 0.01%
Other common stocks in initial period of acquisition		2,615

Total common stocks (cost: $53,405,000)		87,974

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	11
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	5
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	2
GT Group Telecom Inc., warrants, expire 2010[2,8,10]	2,750	0

Total warrants (cost: $143,000)		18

	Principal amount	Market value
Short-term securities — 6.44%	(000)	(000)

Federal Home Loan Bank 5.15%-5.195% due 1/10-3/28/2007	$231,900	$230,678
Variable Funding Capital Corp. 5.24%-5.27% due 1/5-1/16/2007[2]	214,900	214,615
Abbott Laboratories 5.20%-5.24% due 1/16-2/8/2007[2]	89,200	88,854
Abbott Laboratories 5.20%-5.205% due 3/13-3/15/2007[2,4]	64,800	64,124
Hewlett-Packard Co. 5.28%-5.29% due 2/6-2/9/2007[2]	148,500	147,658
Clipper Receivables Co., LLC 5.24%-5.28% due 1/23-2/5/2007[2]	145,800	145,218
Three Pillars Funding, LLC 5.28%-5.32% due 1/16-1/24/2007[2]	109,747	109,404
Three Pillars Funding, LLC 5.27% due 3/19/2007[2,4]	35,775	35,375
CAFCO, LLC 5.24%-5.25% due 1/16-1/19/2007[2]	90,800	90,569
Ciesco LLC 5.25% due 1/30/2007[2]	50,000	49,783
Procter & Gamble International Funding S.C.A. 5.23%-5.26% due 1/8-2/9/2007[2]	120,400	120,056
CIT Group, Inc. 5.26% due 1/24/2007[2]	50,000	49,832
CIT Group, Inc. 5.25% due 2/15-2/23/2007[2,4]	50,200	49,852
HSBC Finance Corp. 5.23% due 1/12/2007	63,000	62,890
Bank of America Corp. 5.25% due 2/21/2007	60,700	60,266
AT&T Inc. 5.32% due 1/2/2007[2]	54,900	54,868
American General Finance Corp. 5.22% due 1/4/2007	50,000	49,971
FCAR Owner Trust I 5.27% due 1/9/2007	50,000	49,934
Johnson & Johnson 5.18% due 1/19/2007[2]	39,500	39,392
Park Avenue Receivables Co., LLC 5.25% due 1/11/2007[2]	32,031	31,979
Atlantic Industries 5.23% due 2/28/2007[2,4]	30,000	29,750
Kimberly-Clark Worldwide Inc. 5.25% due 1/18/2007[2]	18,000	17,953
Concentrate Manufacturing Co. of Ireland 5.20% due 1/22/2007[2]	11,300	11,264

Total short-term securities (cost: $1,804,217,000)		1,804,285

Total investment securities (cost: $27,251,613,000)		27,715,345
Other assets less liabilities		292,455

Net assets		$28,007,800

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $6,559,882,000, which represented 23.42% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5 Step bond; coupon rate will increase at a later date.
6 Scheduled interest and/or principal payment was not received.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
was $24,582,000.
9 Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-908-0207-S6863

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the “Fund”) as of December 31, 2006, and for the year then ended and have issued our report thereon dated February 12, 2007, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2006, appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP

Costa Mesa, California
February 12, 2007

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: March 9, 2007

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and Principal Financial Officer

Date: March 9, 2007